UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Advantage Emerging Markets Fund

BlackRock Global Long/Short Equity Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds,

55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2018

Date of reporting period: 10/31/2017

Item 1 – Schedule of Investments

Schedule of Investments (Unaudited) 10/31/17	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks

Brazil — 3.2%
Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR(a)	10,951	$254,369
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares(a)	18,399	428,530
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference Shares	7,701	34,695
Hypermarcas SA	38,502	402,501
Itau Unibanco Holding SA, Preference Shares	30,702	394,624
Itau Unibanco Holding SA, Preference Shares — ADR	29,649	379,778
JBS SA	241,009	555,496
Tim Participacoes SA	55,680	206,454
Tim Participacoes SA, — ADR	106,157	1,957,498
Vale SA	14,652	143,755
Vale SA - ADR	1,896	18,552

		4,776,252
China — 12.9%
Alibaba Group Holding Ltd.— SP ADR(a)	10,414	1,925,444
Autohome, Inc. — ADR(a)	2,099	120,714
Baidu, Inc. — ADR(a)	7,411	1,807,839
China Communications Construction Co. Ltd., Class H	300,001	364,379
China Construction Bank Corp., Class H	562,001	502,268
China Minsheng Banking Corp. Ltd., Class H	73,001	70,716
China Mobile Ltd.	122,501	1,232,150
China Petroleum & Chemical Corp. — ADR	10,685	786,843
China Railway Construction Corp. Ltd., Class H	233,001	292,610
China Railway Group Ltd., Class H	1,335,001	1,073,077
China Shenhua Energy Co. Ltd., Class H	105,001	251,188
China Telecom Corp. Ltd., Class H	1,194,001	598,789
China Vanke Co. Ltd.	96,201	342,447
CNOOC Ltd.	578,001	789,197
CNOOC Ltd. — ADR	3,318	453,571
Guangzhou Automobile Group Co. Ltd., Class H	140,001	348,154
Hengan International Group Co. Ltd.	14,001	138,059
Lonking Holdings, Ltd.	553,001	248,823
NetEase, Inc. — ADR	2,755	776,690
New Oriental Education & Technology Group, Inc. — ADR	213	17,730
PetroChina Co. Ltd., ADR	7,742	507,101
PetroChina Co. Ltd., Class H	540,001	352,997

	Shares	Value
China (continued)
Ping An Insurance Group Co. of China Ltd., Class H	112,001	$984,249
Shanghai Industrial Holdings, Ltd.	50,001	153,598
Sinotrans, Ltd.	580,001	278,807
Sohu.com, Inc.(a)	849	48,588
Tencent Holdings Ltd.	83,301	3,743,926
Tianneng Power International, Ltd.	186,001	179,403
Weibo Corp. — ADR(a)	4,850	449,353
Weichai Power Co. Ltd., Class H	106,001	131,994

		18,970,704
Germany — 0.0%
Steinhoff International Holdings NV	12,758	55,301

Greece — 0.0%
Hellenic Telecommunications Organization SA	1,211	14,163

Hong Kong — 1.6%
China Mobile, Ltd., ADR	2,377	119,819
China Overseas Land & Investment Ltd.	276,003	896,176
China Resources Cement Holdings Ltd.	268,002	181,141
China Travel International Inv HK	272,003	100,847
Geely Automobile Holdings Ltd.	297,003	920,958
KWG Property Holding, Ltd.	61,002	60,563
Nine Dragons Paper Holdings Ltd.	8,002	14,704
Sino-Ocean Land Holdings, Ltd.	39,002	25,469

		2,319,677
Hungary — 0.0%
OTP Bank PLC	554	21,569

India — 1.1%
HDFC Bank Ltd. — ADR	16,807	1,549,532

Indonesia — 0.6%
Bank Mandiri Persero Tbk PT	149,105	77,443
Matahari Department Store Tbk PT	477,005	302,350
PT Indofood Sukses Makmur Tbk	397,605	240,370
PT United Tractors Tbk	91,019	232,696

		852,859
Malaysia — 0.1%
Genting Bhd	36,819	78,663

Mexico — 2.0%
America Movil SAB de CV, Series L	863,905	745,311
America Movil SAB de CV, Series L — ADR	65,662	1,124,048
Industrias Penoles SAB de CV	20,477	475,940
Wal-Mart de Mexico SAB de C.V.	265,655	593,605

		2,938,904

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (continued)	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

	Shares	Value
Netherlands — 0.7%
Yandex NV(a)	32,454	$1,097,276

Philippines — 1.7%
Alliance Global Group, Inc.(a)	77,209	23,926
Ayala Corp.	121,980	2,433,925

		2,457,851
Poland — 0.1%
Energa SA	24,440	84,867

Russia — 2.1%
Lukoil OAO	12,594	667,799
Lukoil PJSC — ADR	10,902	578,990
Magnitogorsk Iron & Steel Works OJSC	980,951	740,513
Magnitogorsk Iron & Steel Works PJSC — GDR	11,349	110,567
Mail.ru Group Ltd. — GDR(a)	5,745	186,599
Novatek PJSC — GDR	2,298	262,055
Polymetal International PLC	23,644	274,661
Sistema JSFC — GDR	12,724	59,794
Surgutneftegas OAO	134,852	67,230
United Co. RUSAL PLC	290,002	187,178

		3,135,386
South Africa — 1.8%
Anglo American Platinum Ltd.(a)	3,260	90,663
AngloGold Ashanti Ltd.	19,638	181,172
AngloGold Ashanti, Ltd., ADR	20,680	192,305
Barloworld Ltd.	42,227	398,157
Bid Corp. Ltd.	22,060	485,194
FirstRand Ltd.	100,028	363,078
Gold Fields Ltd.	12,905	51,361
Gold Fields, Ltd., ADR	37,835	150,197
Kumba Iron Ore Ltd.	3,084	59,296
Naspers Ltd., Class N	2,981	726,025

		2,697,448
South Korea — 3.6%
Hanwha Chemical Corp.	12,110	329,826
Industrial Bank of Korea	6,380	87,387
KB Financial Group, Inc.	2,070	108,124
KT Corp. — ADR	13,138	189,027
LG Household & Health Care Ltd.	162	169,141
Poongsan Corp.	1,495	65,523
POSCO	1,471	428,483
Samsung Electronics Co. Ltd.	652	1,604,783
Samsung Electronics Co. Ltd. — GDR	848	1,044,295
Shinhan Financial Group Co. Ltd.	14,600	655,716
Shinhan Financial Group Co. Ltd. — ADR	6,699	303,173

	Shares	Value
South Korea (continued)
SK Hynix, Inc.	3,953	$291,318

		5,276,796
Switzerland — 0.1%
Sinotruk Hong Kong, Ltd.	110,019	146,279

Taiwan — 2.7%
Cathay Financial Holding Co. Ltd.	51,003	84,273
CTBC Financial Holding Co. Ltd.	1,088,003	696,605
Hon Hai Precision Industry Co. Ltd.	15,002	55,754
Nan Ya Plastics Corp.	117,003	288,734
Pegatron Corp.	275,003	712,593
Taiwan Semiconductor Manufacturing Co. Ltd.	149,003	1,204,561
Uni-President Enterprises Corp.	450,003	940,232

		3,982,752
Thailand — 3.6%
Beauty Community PCL	156,003	84,037
Bumrungrad Hospital PCL — NVDR	10,302	68,212
Glow Energy PCL — NVDR	113,802	308,308
Land & Houses PCL	1,583,203	519,473
PTT Exploration & Production PCL — NVDR	3,802	9,878
PTT Global Chemical PCL — NVDR	1,005,003	2,420,793
PTT PCL — NVDR	132,803	1,680,149
Thai Oil PCL — NVDR	45,402	139,398

		5,230,248
Turkey — 1.4%
Akbank TAS	171,603	453,939
Ford Otomotiv Sanayi	24,148	341,071
Turkiye Is Bankasi, Class C	666,781	1,258,452

		2,053,462
United Arab Emirates — 0.0%
Dubai Islamic Bank PJSC	8,628	14,347

United Kingdom — 2.3%
Anglo American PLC	113,839	2,132,399
Old Mutual PLC	488,724	1,232,303

		3,364,702
United States — 0.7%
Genpact Ltd.	25,732	783,265
Nexteer Automotive Group, Ltd.	127,010	248,720

		1,031,985
Total Long-Term Investments (Cost — $60,895,968) — 42.3%		62,151,023

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued)	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.93%(b)(c)	84,892,441	$84,892,441

Total Short-Term Securities (Cost — $84,892,441) — 57.9%		84,892,441

Total Investments (Cost — $145,788,409) — 100.2%		147,043,464
Liabilities in Excess of Other Assets — (0.2)%		(345,481)

Net Assets — 100.0%		$146,697,983

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.
(c)	During the period ended October 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	98,535,193	(13,642,752)	84,892,441	$84,892,411	$202,117	$—	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

ADR	American Depositary Receipts
GDR	Global Depositary Receipt
INR	Indian Rupee
NVDR	Non-voting Depository Receipts
PCL	Public Company Limited
PHP	Philippine Peso
USD	U.S. Dollar

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (continued)	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
SGX Nifty Index	389	November 2017	$8,075	$79,637
MSCI Emerging Markets Index	239	December 2017	$13,434	(21,718)

Total				$57,919

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	1,231,632	USD	23,786	State Street Bank and Trust Co.	11/02/17	72
INR	11,357,321	USD	172,420	Morgan Stanley & Co. International PLC	01/05/18	1,533
INR	98,568,697	USD	1,504,406	Morgan Stanley & Co. International PLC	01/05/18	5,312
INR	415,503,356	USD	6,307,930	Morgan Stanley & Co. International PLC	01/05/18	56,087

						63,004

USD	22,620	PHP	1,171,242	State Street Bank and Trust Co.	11/02/17	(68)

						$62,936

Net Unrealized Appreciation

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity
Equity Securities Long/Short	Goldman Sachs & Co.	11/02/17 - 5/16/19	$16,784,020	$4,310,234	(b)	$20,512,974
Morgan Stanley & Co, Inc.		11/03/17 - 10/22/18	20,470,590	3,174,343	(c)	20,435,527
UBS AG		6/20/18	18,319,568	2,689,406	(d)	20,802,933
UBS AG		6/20/18	1,667	6,010	(e)	1,856

Total				$10,179,993		$61,753,290

(a)	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20—850 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

USD 1 Week; USD Spot Next

Garbon Intercapital Federal Funds Rate Open

(b)	Amount includes $581,280 of net dividends and financing fees.
(c)	Amount includes $3,209,406 of net dividends and financing fees.
(d)	Amount includes $206,041 of net dividends and financing fees.
(e)	Amount includes $5,821 of net dividends and financing fees.

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued)	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2017, expiration dates 11/02/17 — 5/16/19:

	Shares	Value
Reference Entity — Long

Brazil
Cia de Saneamento Basico do Estado de Sao Paulo	8,808	$80,237
Fleury SA	22,150	195,547
Hypermarcas SA	122,900	1,284,865
Itau Unibanco Holding SA, Preference Shares — ADR	13,034	166,965
JBS SA	47,750	110,059

		1,837,673
China
Alibaba Group Holding Ltd. — ADR	5,364	991,750
China Communications Services Corp. Ltd., Class H	758,000	460,015
China Petroleum & Chemical Corp. — ADR	4,623	340,438
China Petroleum & Chemical Corp., Class H	242,000	177,705
China Railway Group Ltd., Class H	186,000	149,507
Sinopec Shanghai Petrochemical Co. Ltd., Class H	390,000	232,625
Sinopharm Group Co., Class H	18,400	82,386
Tencent Holdings Ltd.	40,000	1,797,804
Weichai Power Co. Ltd., Class H	175,000	217,914

		4,450,144
Hong Kong
China Literature Ltd. Rights	31	—
China Overseas Land & Investment Ltd.	4,000	12,988
KWG Property Holding Ltd.	217,000	215,444
Nine Dragons Paper Holdings Ltd.	273,000	501,773
Shimao Property Holdings Ltd.	54,500	114,242

		844,447
Indonesia
Matahari Department Store Tbk PT	445,100	282,130
Telekomunikasi Indonesia Persero Tbk PT	401,500	119,794
Telekomunikasi Indonesia Persero Tbk PT — ADR	16,638	499,806
Unilever Indonesia Tbk PT	11,100	40,594

		942,324
Malaysia
Astro Malaysia Holdings Bhd	337,100	223,751
Genting Bhd	38,100	81,442

		305,193
Mexico
Industrias Penoles SAB de CV	10,855	252,349

	Shares	Value
Netherlands
Yandex NV	920	$31,124
Russia
Aeroflot — Russian Airlines OJSC	92,250	283,943
Russia
Alrosa AO	78,000	100,255
Polymetal International PLC	12,795	148,646
United Co. RUSAL PLC	47,000	30,336

		563,180
South Africa
Gold Fields Ltd.	1,813	7,217
Sappi Ltd.	93,756	627,837

		635,054
South Korea
Hana Financial Group, Inc.	5,742	245,751
Hanjin Kal Corp.	1	19
Hyundai Development Co-Engineering & Construction	4,661	167,006
LG Electronics, Inc.	14,871	915,734
LOTTE Himart Co. Ltd.	3,121	206,598
LS Corp.	211	14,898
Samsung Electronics Co. Ltd.	1,350	3,327,891
SK C&C Co., Ltd.	1,530	395,918

		5,273,815
Taiwan
Hon Hai Precision Industry Co. Ltd.	363,875	1,352,503
Taiwan Semiconductor Manufacturing Co. Ltd.	111,000	897,357
Uni-President Enterprises Corp.	647,000	1,351,844

		3,601,704
Turkey
Akbank TAS	73,185	193,602
Eregli Demir ve Celik Fabrikalari TAS	118,030	277,386
Ford Otomotiv Sanayi	20,941	295,849
Tekfen Holding	92,077	311,501
Tupras Turkiye Petrol Rafinerileri AS	859	30,949
Turkiye Is Bankasi (Isabank), C Shares	372,955	703,906

		1,813,193

Total Reference Entity — Long		20,550,200

Reference Entity — Short

Brazil
China Shanshui Cement Group Ltd.	(66,003)	(37,226)

Net Value of Reference Entity — Goldman Sachs & Co.		$20,512,974

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (continued)	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Morgan Stanley & Co, Inc. as of October 31, 2017, expiration dates 11/03/17 — 10/22/18:

	Shares	Value

Brazil
Itau Unibanco Holding SA, Preference Shares	30,200	$388,197
Itau Unibanco Holding SA, Preference Shares — ADR	59,783	765,820
JBS SA	145,700	335,823
Vale SA	44,258	434,287

		1,924,127
China
Alibaba Group Holding Ltd. — ADR	1,882	347,963
China Communications Construction Co. Ltd., Class H	354,000	429,967
China Communications Services Corp. Ltd., Class H	244,000	148,079
China Overseas Land & Investment Ltd.	64,000	207,809
China Petroleum & Chemical Corp., — ADR	5,975	439,999
China Petroleum & Chemical Corp., Class H	1,354,000	994,267
China Railway Construction Corp. Ltd., Class H	47,000	59,025
China Railway Group Ltd., Class H	1,315,000	1,057,001
NetEase, Inc. — ADR	1,347	379,746
Ping An Insurance Group Co. of China Ltd., Class H	181,000	1,590,617
Sinopec Shanghai Petrochemical Co. Ltd., Class H	342,000	203,994
Sinopharm Group Co. Ltd., Class H	35,600	159,399
Weichai Power Co. Ltd., Class H	251,000	312,551

		6,330,417
Greece
Hellenic Telecommunications Organization SA	5,107	60,679

Hong Kong
China Resources Land Ltd.	106,000	316,356
Haier Electronics Group Co. Ltd.	77,000	203,031
KWG Property Holding Ltd.	171,500	170,270

		689,657
Indonesia
Adaro Energy Tbk PT	579,700	78,013
Telekomunikasi Indonesia Persero Tbk PT	833,600	248,719

		326,732

	Shares	Value

Malaysia
Astro Malaysia Holdings Bhd	192,400	$127,706
Genting Bhd	122,500	261,854

		389,560
Mexico
Kimberly-Clark de Mexico SAB de C.V., Class A	3	5
Wal-Mart de Mexico SAB de CV	21,825	48,769

		48,774
Netherlands
Yandex NV, Class A	37,886	1,281,683

Russia
Aeroflot — Russian Airlines OJSC	30,650	94,340
Alrosa PJSC	187,600	241,126
Severstal PJSC	660	10,135

		345,601
South Africa
Barloworld Ltd.	55,243	520,909
Mondi Ltd.	2,554	61,263
Sanlam Ltd.	16,583	83,004
Sappi Ltd.	35,554	238,088

		903,264
South Korea
KT Corp.	20,468	537,202
LG Electronics, Inc.	5,292	300,762
Poongsan Corp.	4,773	209,333
POSCO	1,325	386,218
Samsung Electronics Co. Ltd.	436	1,074,786
Shinhan Financial Group Co. Ltd.	463	20,797

		2,529,098
Taiwan
Cathay Financial Holding Co. Ltd.	246,000	406,495
CTBC Financial Holding Co. Ltd.	2,987,680	1,912,897
Hon Hai Precision Industry Co. Ltd.	20,000	74,339
Pegatron Corp.	126,000	326,497
Taiwan Semiconductor Manufacturing Co. Ltd.	119,000	962,032

		3,682,260
Turkey
Akbank TAS	31,030	82,086
Ford Otomotiv Sanayi	22,363	315,938
Tupras Turkiye Petrol Rafinerileri AS	6,153	221,689

		619,713
United Arab Emirates
Aldar Properties PJSC	257,380	166,969

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued)	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

	Shares	Value
United Kingdom
Anglo American PLC	8,013	$150,109

United States
Genpact Ltd.	32,410	986,884

Net Value of Reference Entity — Morgan Stanley & Co, Inc.		20,435,527

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of October 31, 2017, expiration date 6/20/18:

Reference Entity — Long

Brazil
Banco Bradesco SA — ADR	46,200	488,334
Banco Bradesco SA, Preference Shares	104,010	1,102,640
Hypermarcas SA	61,000	637,728
Itau Unibanco Holding SA, Preference Shares	31,600	406,194
Itau Unibanco Holding SA, Preference Shares — ADR	33,773	432,632
JBS SA	15,150	34,919

		3,102,447
China
China Communications Services Corp. Ltd., Class H	934,000	566,826
China Construction Bank Corp., Class H	1,134,000	1,013,473
China Merchants Bank Co. Ltd., Class H	86,500	330,314
China Petroleum & Chemical Corp., Class H	40,000	29,373
China Railway Construction Corp. Ltd., Class H	87,500	109,885
Sino-Ocean Group Holding Ltd.	111,500	72,815
Sinopharm Group Co. Ltd., Class H	45,200	202,383
Tencent Holdings Ltd.	72,100	3,240,541

		5,565,610
Hong Kong
China Literature Ltd.	57	—
Geely Automobile Holdings Ltd.	78,000	241,868
KWG Property Holding Ltd.	57,000	56,591
Shimao Property Holdings Ltd.	84,500	177,127

		475,586
Indonesia
Adaro Energy Tbk PT	171,500	23,080
Matahari Department Store Tbk PT	190,500	120,750
Telekomunikasi Indonesia Persero Tbk PT	591,900	176,603
Telekomunikasi Indonesia Persero Tbk PT — ADR	2,043	61,372

	Shares	Value
Indonesia (continued)
Unilever Indonesia Tbk PT	56,700	$207,360

		589,165
Malaysia
Astro Malaysia Holdings Bhd	270,700	179,678
Genting Bhd	286,200	611,776

		791,454
Philippines
Ayala Corp.	430	8,581

Russia
Aeroflot — Russian Airlines OJSC	14,104	43,412
Alrosa PJSC	17,500	22,493

		65,905
South Africa
Barloworld Ltd.	11,626	109,626
FirstRand Ltd.	161,867	587,550
Gold Fields Ltd.	80,012	318,495
Sappi Ltd.	2,117	14,176
Standard Bank Group Ltd.	44,283	514,231

		1,544,078
South Korea
Hanwha Corp.	19,259	768,461
KT Corp. — ADR	59,973	863,011
LG Electronics, Inc.	8,002	351,314
Posco ICT Co. Ltd.	1	6
Samsung Electronics Co. Ltd.	942	2,322,129
SK Hynix, Inc.	27,229	2,007,667
SK Telecom Co. Ltd.	85	20,067

		6,332,655
Taiwan
Hon Hai Precision Industry Co. Ltd. — GDR	22,269	166,795
Pegatron Corp.	70,000	181,387
Uni-President Enterprises Corp.	117,000	244,460
Yuanta Financial Holding Co. Ltd.	166	74

		592,716
Turkey
Akbank TAS	30,274	80,086
Ford Otomotiv Sanayi	12,834	181,315
Turkiye Is Bankasi, Class C	232,207	438,262

		699,663
United Arab Emirates
Aldar Properties PJSC	273,141	177,194
Dubai Islamic Bank PJSC	30,118	50,192
Emaar Properties PJSC	98,381	222,012

		449,398

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (continued)	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

	Shares	Value
United States
Genpact Ltd.	19,234	$585,675

Net Value of Reference Entity — UBS AG		$20,802,933

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of October 31, 2017, expiration date 6/20/18:

Reference Entity — Long

Netherlands
SBM Offshore NV	104	1,856

Net Value of Reference Entity — UBS AG		$1,856

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued)	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (continued)	BlackRock Advantage Emerging Markets Fund (Percentages shown are based on Net Assets)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Brazil	$4,776,252	$—	—	$4,776,252
China	6,893,873	12,076,831	—	18,970,704
Germany	—	55,301	—	55,301
Greece	14,163	—	—	14,163
Hong Kong	119,819	2,199,858	—	2,319,677
Hungary	—	21,569	—	21,569
India	1,549,532	—	—	1,549,532
Indonesia	232,696	620,163	—	852,859
Malaysia	—	78,663	—	78,663
Mexico	2,938,904	—	—	2,938,904
Netherlands	1,097,276	—	—	1,097,276
Philippines	23,926	2,433,925	—	2,457,851
Poland	—	84,867	—	84,867
Russia	59,794	3,075,592	—	3,135,386
South Africa	1,225,853	1,471,595	—	2,697,448
South Korea	661,341	4,615,455	—	5,276,796
Switzerland	—	146,279	—	146,279
Taiwan	—	3,982,752	—	3,982,752
Thailand	1,035,391	4,194,857	—	5,230,248
Turkey	—	2,053,462	—	2,053,462
United Arab Emirates	—	14,347	—	14,347
United Kingdom	—	3,364,702	—	3,364,702
United States	783,265	248,720	—	1,031,985
Short-Term Securities	84,892,441	—	—	84,892,441

Total	$106,304,526	$40,738,938	—	$147,043,464

Derivative Financial Instruments(a)
Assets:
Equity contracts	$79,637	$10,179,993	$—	$10,259,630
Foreign currency exchange contracts	—	63,004	—	63,004
Liabilities:
Interest rate contracts	(21,718)	—	—	(21,718)
Foreign currency exchange contracts	—	(68)	—	(68)

Total	$57,919	$10,242,929	—	$10,300,848

(a)	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended October 31, 2017, there were no transfers between levels.

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2017	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)

Preferred Stocks	Shares	Value
Preferred Stocks
United States — 0.8%
AliphCom(a)(b)(c)
Series 6 (acquired 12/15/15, cost $0)	8,264	—
Series 8 (acquired 3/10/15, cost $1,750,010)	823,530	—
Illumio, Inc., (acquired 3/10/15, cost $1,500,001)(a)(b)	466,730	$1,498,211
Palantir Technologies, Inc., Series I, 0.00% (acquired 6/05/14, cost $1,999,998)(a)(b)	326,264	1,849,917
Uber Technologies, Inc., Series E, 0.00% (acquired 12/04/14, cost $1,499,957)(a)(b)	45,020	2,061,916

Total Long-Term Investments (Cost — $6,749,966) — 0.8%		5,410,044

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.89% (d)(e)	663,117,173	$663,117,173

Total Short-Term Securities (Cost — $663,117,173) — 96.4%		663,117,173

Options Purchased (Cost — $2,138,486) — 0.3%		1,705,247

Total Investments Before Options Written (Cost — $672,005,625) — 97.5%		670,232,464

Options Written (Premiums Received — $852,134) — (0.1)%		(647,778)

Total Investments, Net of Options Written (Cost — $671,153,491) — 97.4%		669,584,686
Other Assets Less Liabilities — 2.6%		18,648,711

Net Assets — 100.0%		$688,233,397

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Restricted security as to resale, excluding 144A securities. As of report date, the Fund held restricted securities with a current value of $5,410,044, and an original cost of $6,749,966, which was 0.79% of its net assets.
(c)	Issuer filed for bankruptcy and/or is in default of interest payments.
(d)	Represents the current yield as of report date.
(e)	During the period ended October 31, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2017	Net Activity	Shares Held at October 31, 2017	Value at October 31, 2017	Income	Net Realized Gain/(Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	577,096,715	86,020,458	663,117,173	$663,117,173	$1,399,215	—	—

(a)	Includes net capital gain distributions, if applicable

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Derivative Financial Instruments Outstanding as of Period End

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
S&P 500 Index	Citibank N.A.	32,680	1/19/18	USD	2,500	USD	84,151	$774,516
S&P 500 Index	UBS AG	54,270	1/19/18	USD	2,450	USD	139,745	930,731

Total								$1,705,247

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
S&P 500 Index	Citibank N.A.	32,680	1/19/18	USD	2,300	USD	84,151	$(243,466)
S&P 500 Index	UBS AG	54,270	1/19/18	USD	2,300	USD	139,745	(404,312)

Total								$(647,778)

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
AEX Index	80	November 2017	$10,281	$197,712
Hang Seng Index	7	November 2017	$1,265	(1,929)
DAX Index	54	December 2017	$20,792	840,235
FTSE 100 Index	446	December 2017	$44,234	(83,354)
FTSE/MIB Index	58	December 2017	$7,693	154,914
S&P 500 E-Mini Index	22	December 2017	$2,830	(210)
SPI 200 Index	28	December 2017	$3,154	(5,522)
TOPIX Index	106	December 2017	$16,435	183,239

				1,285,085

Short Contracts
CAC 40 Index	(604)	November 2017	$38,707	(965,916)
IBEX 35 Index	(17)	November 2017	$2,088	(1,035)
MSCI Singapore Index	(241)	November 2017	$6,700	(496)
OMX Stockholm 30 Index	(68)	November 2017	$1,356	(9,783)
S&P/TSE 60 Index	(164)	December 2017	$24,041	(723,323)

				(1,700,553)

Total				$(415,468)

2	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

OTC Total Return Swaps

Reference Entity	Fixed Amount Paid (Received) by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid(Received)	Unrealized Appreciation (Depreciation)
Swiss Market IX Future December 2017	CHF	2,903,507	Morgan Stanley & Co. International	12/15/17	CHF	2,904	$54,348	—	$54,348
Swiss Market IX Future December 2017	CHF	2,834,560	Morgan Stanley & Co. International	12/15/17	CHF	2,835	30,811	—	30,811
Swiss Market IX Future December 2017	CHF	2,214,104	Morgan Stanley & Co. International	12/15/17	CHF	2,214	4,202	—	4,202
Swiss Market IX Future December 2017	CHF	1,016,045	Morgan Stanley & Co. International	12/15/17	CHF	1,016	676	—	676
Swiss Market IX Future December 2017	CHF	924,937	Morgan Stanley & Co. International	12/15/17	CHF	925	(648)	—	(648)
Swiss Market IX Future December 2017	CHF	2,773,292	Morgan Stanley & Co. International	12/15/17	CHF	2,773	(423)	—	(423)
Swiss Market IX Future December 2017	CHF	3,243,683	Morgan Stanley & Co. International	12/15/17	CHF	3,244	(8,688)	—	(8,688)
Swiss Market IX Future December 2017	CHF	1,943,363	Morgan Stanley & Co. International	12/15/17	CHF	1,943	(2,359)	—	(2,359)
Swiss Market IX Future December 2017	CHF	2,042,933	Morgan Stanley & Co. International	12/15/17	CHF	2,043	(9,517)	—	(9,517)
Swiss Market IX Future December 2017	CHF	372,032	Morgan Stanley & Co. International	12/15/17	CHF	372	(2,321)	—	(2,321)
Swiss Market IX Future December 2017	CHF	2,415,174	Morgan Stanley & Co. International	12/15/17	CHF	2,415	(12,049)	—	(12,049)
Swiss Market IX Future December 2017	CHF	648,454	Morgan Stanley & Co. International	12/15/17	CHF	648	(1,455)	—	(1,455)
Swiss Market IX Future December 2017	CHF	4,076,983	Morgan Stanley & Co. International	12/15/17	CHF	4,077	(10,130)	—	(10,130)
Swiss Market IX Future December 2017	CHF	5,832,969	Morgan Stanley & Co. International	12/15/17	CHF	5,833	(9,966)	—	(9,966)
Swiss Market IX Future December 2017	CHF	1,945,874	Morgan Stanley & Co. International	12/15/17	CHF	1,946	(4,876)	—	(4,876)
Swiss Market IX Future December 2017	CHF	279,084	Morgan Stanley & Co. International	12/15/17	CHF	279	(1,801)	—	(1,801)
Swiss Market IX Future December 2017	CHF	2,122,327	Morgan Stanley & Co. International	12/15/17	CHF	2,122	3,549	—	3,549
Swiss Market IX Future December 2017	CHF	4,528,188	Morgan Stanley & Co. International	12/15/17	CHF	4,528	835	—	835
Swiss Market IX Future December 2017	CHF	2,995,889	Morgan Stanley & Co. International	12/15/17	CHF	2,996	54,396	—	54,396
Swiss Market IX Future December 2017	CHF	1,471,091	Morgan Stanley & Co. International	12/15/17	CHF	1,471	7,791	—	7,791

Total							$92,375	—	$92,375

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity
Equity Securities Long/Short	Bank of America N.A.	5/18/18 - 2/19/19	$13,366,958	$4,069,311	(b)	$16,302,812
	Bank of America N.A.	6/20/18	600,827	(749,163	)(c)	290,266
	Deutsche Bank AG	1/31/18 - 6/8/18	14,643,518	2,479,397	(d)	15,774,637
	Goldman Sachs & Co.	11/23/17 - 5/20/19	3,017,562	13,760,033	(e)	17,763,508
	Goldman Sachs & Co.	8/16/18 - 5/20/19	(22,279)	(695,220	)(f)	(334,926)
	UBS AG	4/27/18 - 4/30/18	13,915,849	7,508,990	(g)	16,845,472

Total				$26,373,348		$66,641,769

(a)	The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 0—581 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:

EUR 1 Week; EUR Overnight

GBP 1 Week; GBP Overnight

JPY Spot Next; JPY 1 Week

USD 1 Week

Garbon Intercapital Federal Funds Rate Open

Hong Kong Dollar HIBOR Fixings 1 Week; 2 Week

Tokyo Interbank Offered Rate 1 Week

(b)	Amount includes $1,133,457 of net dividends and financing fees.
(c)	Amount includes $(438,602) of net dividends and financing fees.
(d)	Amount includes $1,348,278 of net dividends and financing fees.
(e)	Amount includes $(985,913) of net dividends and financing fees.
(f)	Amount includes $(382,573) of net dividends and financing fees.
(g)	Amount includes $4,579,367 of net dividends and financing fees.

4	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of October 31, 2017, expiration dates 5/18/18 — 2/19/19:

	Shares	Value
Reference Entity — Long

Australia
BlueScope Steel Ltd.	4,637	$45,628
Fortescue Metals Group Ltd.	202,733	720,816
Perpetual Ltd.	7,187	267,082
Rio Tinto Ltd.	2,150	114,543

		1,148,069
Canada
Bank of Nova Scotia	13,652	881,269
Celestica, Inc.	1,204	12,076
Great-West Lifeco, Inc.	7,578	210,865
Manulife Financial Corp.	30,044	604,084
National Bank of Canada	64,436	3,127,141
Quebecor, Inc., Class B	2,562	96,663
Sun Life Financial, Inc.	28,899	1,125,620
Teck Resources Ltd., Class B	18,280	373,496
Thomson Reuters Corp.	48,189	2,253,118

		8,684,332
France
Societe Television Francaise 1	25,297	359,571

Germany
Aurubis AG	11,855	971,461
Deutsche Lufthansa AG, Registered Shares	12,746	409,489
E.ON SE	135,519	1,605,133
Hochtief AG	1,275	225,208
Rheinmetall AG	2,286	271,491
Suedzucker AG	10,102	200,177
TUI AG	36,190	653,620

		4,336,579
Hong Kong
Hang Lung Properties Ltd.	31,000	71,139
Texwinca Holdings Ltd.	58,000	34,978

		106,117
Japan
Amada Holdings Co. Ltd.	1,600	19,877
Daicel Corp.	24,900	310,887
Hitachi Chemical Co. Ltd.	3,900	111,207
Hitachi Ltd.	25,000	199,079
Iida Group Holdings Co. Ltd.	25,000	479,578
J. Front Retailing Co. Ltd.	2,000	29,680
Japan Prime Realty Investment Corp.	197	633,244
JTEKT Corp.	13,500	223,684
Miraca Holdings, Inc.	1,700	79,091
Mitsubishi Logistics Corp.	10,400	269,361
Mitsui Chemicals, Inc.	3,100	95,587

	Shares	Value
Japan (continued)
Nippon Kayaku Co. Ltd.	11,000	$174,638
Nippon Telegraph & Telephone Corp.	7,000	338,428
NSK Ltd.	1,900	27,353
NTT DOCOMO, Inc.	122,800	2,974,057
Secom Co. Ltd.	1,300	98,980
Sumitomo Dainippon Pharma Co. Ltd.	1,200	17,122
Sumitomo Mitsui Financial Group, Inc.	58,500	2,343,664
Tokyo Gas Co. Ltd.	3,700	92,294
West Japan Railway Co.	3,400	239,750

		8,757,561
Netherlands
BE Semiconductor Industries NV	531	41,682
Koninklijke DSM NV	308	26,232

		67,914
Sweden
Volvo AB, Class B	36,563	724,085

Switzerland
Roche Holding AG	1,209	279,392
STMicroelectronics NV	134,093	3,156,681

		3,436,073
United Kingdom
Anglo American PLC	17,493	329,963
Associated British Foods PLC	13,005	575,583
Close Brothers Group PLC	12,390	228,504
Dialog Semiconductor PLC	1,749	87,375
Drax Group PLC	12,058	44,478
Jupiter Fund Management PLC	13,621	107,469
Legal & General Group PLC	464,627	1,647,360
Persimmon PLC	31,217	1,161,726
Royal Mail PLC	319,881	1,590,631
Schroders PLC	14,293	663,142
Taylor Wimpey PLC	242,967	643,874
Thomas Cook Group PLC	1,539,539	2,449,491

		9,529,596
United States
AGCO Corp.	2,429	166,556
Agilent Technologies, Inc.	25,930	1,764,017
Air Products & Chemicals, Inc.	5,543	883,720
AMC Networks, Inc., Class A	22,443	1,141,899
Amdocs Ltd.	4,752	309,354
Ameriprise Financial, Inc.	1,660	259,855
AmerisourceBergen Corp.	4,711	362,510
Archer-Daniels-Midland Co.	21,849	892,968
Aspen Technology, Inc.	3,042	196,269
Axis Capital Holdings Ltd.	7,285	396,230
Baxter International, Inc.	32,790	2,113,970

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
United States (continued)
Best Buy Co., Inc.	1,574	$88,112
Boeing Co.	628	162,010
BorgWarner, Inc.	13,130	692,213
Brixmor Property Group, Inc.	6,298	110,025
Broadridge Financial Solutions, Inc.	5,673	487,423
Bruker Corp.	701	22,010
Bunge Ltd.	19,317	1,328,622
Burlington Stores, Inc.	9,547	896,367
Cabot Corp.	12,138	739,932
Carnival Corp.	1,581	104,962
CBS Corp., Class B	45,434	2,549,755
CMS Energy Corp.	7,208	348,650
Colfax Corp.	6,933	289,174
Conagra Brands, Inc.	30,024	1,025,619
Corning, Inc.	918	28,742
Costco Wholesale Corp.	35,639	5,740,729
Cummins, Inc.	4,013	709,818
Euronet Worldwide, Inc.	483	46,676
F5 Networks, Inc.	1,374	166,624
First Horizon National Corp.	2,345	44,015
Fluor Corp.	25,788	1,111,204
Fortune Brands Home & Security, Inc.	3,600	237,815
Gentex Corp.	21,766	422,477
H&R Block, Inc.	3,439	85,080
Host Hotels & Resorts, Inc.	20,101	393,175
HP, Inc.	5,575	120,140
Humana, Inc.	12,615	3,221,239
Illinois Tool Works, Inc.	1,309	204,884
InterDigital, Inc.	47,266	3,466,960
Interpublic Group of Cos., Inc.	6,210	119,542
ITT, Inc.	3,973	185,300
KAR Auction Services, Inc.	26,206	1,240,329
Kellogg Co.	35,882	2,243,700
Kohl’s Corp.	41,432	1,730,199
Lear Corp.	9,355	1,642,643
Legg Mason, Inc.	5,657	215,983
Lincoln National Corp.	47,940	3,632,892
Lowe’s Cos., Inc.	27,255	2,179,036
Macy’s, Inc.	12,942	242,791
Maxim Integrated Products, Inc.	14,823	778,799
McDonald’s Corp.	5,583	931,858
McKesson Corp.	1,385	190,963
Meredith Corp.	560	29,679
NetApp, Inc.	21,071	935,973
Newfield Exploration Co.	13,326	410,307
Newmont Mining Corp.	12,757	461,292
Nordstrom, Inc.	1,830	72,559
Norfolk Southern Corp.	1,024	134,573
Oracle Corp.	60,976	3,103,677
Oshkosh Corp.	15,975	1,462,670

	Shares	Value
United States (continued)
Outfront Media, Inc.	688	$16,133
Owens Corning	37,239	3,079,292
PACCAR, Inc.	52,050	3,733,546
Park Hotels & Resorts, Inc.	4,155	119,621
Principal Financial Group, Inc.	30,595	2,014,680
Prudential Financial, Inc.	20,660	2,282,103
Quest Diagnostics, Inc.	43,602	4,088,995
Ralph Lauren Corp.	15,156	1,355,400
Realogy Holdings Corp.	997	32,232
Robert Half International, Inc.	6,759	349,912
Ryder System, Inc.	26,856	2,177,484
Sims Metal Management, Ltd.	2,064	20,927
Sprouts Farmers Market, Inc.	66,505	1,229,676
Steel Dynamics, Inc.	2,043	76,019
Synopsys, Inc.	3,546	306,799
Tenneco, Inc.	34,659	2,014,034
Teradata Corp.	1,715	57,366
Texas Instruments, Inc.	8,142	787,249
TJX Cos., Inc.	5,053	352,698
Toro Co.	275	17,283
Tractor Supply Co.	4,619	278,340
Trinseo SA	2,346	166,565
Unum Group	3,999	208,107
Valero Energy Corp.	98,116	7,740,370
VeriSign, Inc.	1,309	140,743
Viacom, Inc., Class B	20,203	485,477
VMware, Inc., Class A	1,341	160,503
WageWorks, Inc.	22,237	1,417,608
Walgreens Boots Alliance, Inc.	3,227	213,852
Weingarten Realty Investors	2,602	79,230
Westar Energy, Inc.	71,136	3,804,352
WR Grace & Co.	1,828	139,823

		94,222,984

Total Reference Entity — Long		131,372,881

6	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short

Argentina
MercadoLibre, Inc.	(52)	$(12,444)

Australia
Boral, Ltd.	(244,482)	(1,341,529)
Independence Group NL	(145,423)	(446,811)

		(1,788,340)
Austria
Ams AG	(3,869)	(352,978)
BUWOG AG	(639)	(18,412)
Raiffeisen Bank International AG	(12,888)	(448,177)

		(819,567)
Belgium
Anheuser-Busch InBev NV	(5,527)	(677,700)
Ontex Group NV	(4,230)	(148,754)

		(826,454)
Canada
Emera, Inc.	(50,470)	(1,901,263)
First Quantum Minerals Ltd.	(1,379)	(15,407)
Pretium Resources, Inc.	(1,568)	(17,630)

		(1,934,300)
Denmark
AP Moeller — Maersk A/S	(25)	(46,312)
Jyske Bank A/S	(3,399)	(192,045)

		(238,357)
Finland
Fortum OYJ	(25,697)	(545,378)
Metso OYJ	(14,982)	(544,094)

		(1,089,472)
France
Accor SA	(2,703)	(134,839)
Airbus Group SE	(7,010)	(719,324)
Bollore SA	(4,997)	(24,131)
Bureau Veritas SA	(67,632)	(1,811,060)
Carrefour SA	(3,046)	(61,294)
Electricite de France SA	(16,284)	(213,115)
Technicolor SA	(54,733)	(193,944)

		(3,157,707)
Germany
KION Group AG	(16,118)	(1,291,487)
Porsche Automobil Holding SE	(2,565)	(187,684)
Sartorius AG	(239)	(22,306)
Volkswagen AG	(2,649)	(485,030)
Zalando SE	(20,759)	(1,045,022)

		(3,031,529)

	Shares	Value
Hong Kong
Melco International Development Ltd.	(417,000)	$(1,142,832)
Orient Overseas International, Ltd.	(111,500)	(1,073,326)

		(2,216,158)
Italy
Yoox SpA	(1,850)	(69,052)

Japan
Acom Co. Ltd.	(14,300)	(59,447)
Asahi Intecc Co. Ltd.	(400)	(23,075)
Chugai Pharmaceutical Co., Ltd.	(15,000)	(715,149)
Hulic Co., Ltd.	(1,900)	(19,598)
Ichigo, Inc.	(9,800)	(34,850)
IHI Corp.	(30,600)	(1,102,177)
Japan Lifeline Co., Ltd.	(13,400)	(642,811)
Kusuri no Aoki Holdings Co., Ltd.	(2,300)	(127,646)
Kyudenko Corp.	(1,000)	(44,151)
LIXIL Group Corp.	(1,400)	(38,555)
M3, Inc.	(10,600)	(316,159)
McDonald’s Holdings Co. Japan Ltd.	(2,600)	(111,623)
Morinaga & Co., Ltd.	(400)	(22,722)
Nidec Corp.	(1,900)	(252,666)
Nippon Paint Co. Ltd.	(700)	(24,693)
Ono Pharmaceutical Co., Ltd.	(37,300)	(854,881)
Oriental Land Co. Ltd.	(13,500)	(1,079,772)
Recruit Holdings Co. Ltd.	(38,200)	(936,572)
Renesas Electronics Corp.	(16,700)	(215,914)
Ricoh Co., Ltd.	(281,700)	(2,614,126)
Sawai Pharmaceutical Co., Ltd.	(5,200)	(294,943)
SoftBank Group Corp.	(30,200)	(2,676,386)
Start Today Co., Ltd.	(5,100)	(139,685)
Taiheiyo Cement Corp.	(5,100)	(203,840)
Toshiba Corp.	(217,000)	(627,877)
Toyo Tire & Rubber Co., Ltd.	(69,300)	(1,568,018)
Yokohama Rubber Co. Ltd.	(10,400)	(233,811)

		(14,981,147)
Portugal
EDP — Energias de Portugal SA	(170,151)	(606,743)

Singapore
Sembcorp Industries Ltd.	(39,000)	(94,403)

Spain
Banco Bilbao Vizcaya Argentaria SA	(6,681)	(58,404)
CaixaBank SA	(40,712)	(190,449)
Cellnex Telecom SAU	(1,090)	(27,039)

		(275,892)
Sweden
Getinge AB, — B Shares	(102,746)	(2,022,358)

Switzerland
Credit Suisse Group AG	(100,035)	(1,576,407)

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Switzerland (continued)
Vifor Pharma AG	(1,380)	$(177,471)

		(1,753,878)
United Kingdom
ConvaTec Group PLC	(289,325)	(752,761)
Daily Mail & General Trust PLC	(39,082)	(359,964)
Informa PLC	(121,972)	(1,128,986)
John Wood Group PLC	(172,889)	(1,634,796)
Melrose Industries PLC	(132,351)	(386,569)
RPC Group PLC	(33,376)	(417,677)

		(4,680,753)
United States
2U, Inc.	(6,509)	(414,167)
Abbott Laboratories	(30,325)	(1,644,524)
Allegiant Travel Co.	(12,635)	(1,723,413)
Arch Capital Group Ltd.	(39,037)	(3,889,646)
B&G Foods, Inc.	(540)	(17,171)
Ball Corp.	(895)	(38,421)
Berkshire Hathaway, Inc., Class B	(2,425)	(453,329)
Bio-Rad Laboratories, Inc.	(2,392)	(525,737)
Callon Petroleum Co.	(172,733)	(1,915,608)
Camping World Holdings, Inc.	(406)	(17,059)
Centennial Resource Development, Inc.	(1,786)	(34,701)
Cheniere Energy, Inc.	(70,182)	(3,280,306)
CommScope Holding Co., Inc.	(10,312)	(331,427)
Coty, Inc., Class A	(3,471)	(53,452)
Cousins Properties, Inc.	(85,027)	(766,943)
DaVita HealthCare Partners, Inc.	(2,726)	(165,576)
DexCom, Inc.	(10,020)	(450,599)
DISH Network Corp.	(51,903)	(2,519,371)
Dycom Industries, Inc.	(6,108)	(536,465)
Education Realty Trust, Inc.	(13,254)	(462,564)
Ellie Mae, Inc.	(1,168)	(105,061)
EQT Corp.	(11,640)	(727,965)
Equinix, Inc.	(1,510)	(699,884)
The GEO Group, Inc.	(7,986)	(207,236)
Gramercy Property Trust REIT	(8,525)	(253,192)
Healthcare Services Group, Inc.	(17,263)	(913,039)
IAC/InterActiveCorp	(5,735)	(740,101)
ICU Medical, Inc.	(10,602)	(2,026,041)
Insulet Corp.	(2,947)	(173,312)

	Shares	Value
United States (continued)
Integra LifeSciences Holdings Corp.	(12,750)	$(596,444)
John Bean Technologies Corp.	(11,932)	(1,275,530)
Lennar Corp.	(10,926)	(608,250)
Life Storage, Inc.	(42,206)	(3,411,088)
Lumentum Holdings, Inc.	(44,280)	(2,796,281)
M&T Bank Corp.	(4,872)	(812,503)
M/A-COM Technology Solutions Holdings, Inc.	(43,499)	(1,778,238)
Medical Properties Trust, Inc.	(101,780)	(1,346,549)
Medicines Co.	(30,932)	(888,985)
Navistar International Corp.	(7,201)	(304,673)
Nektar Therapeutics	(41,641)	(1,003,131)
Netflix, Inc.	(2,136)	(419,574)
Nevro Corp.	(66,487)	(5,822,931)
O’Reilly Automotive, Inc.	(656)	(138,382)
Patterson-UTI Energy, Inc.	(45,778)	(905,488)
Physicians Realty Trust	(2,885)	(50,140)
Pioneer Natural Resources Co.	(10,034)	(1,501,788)
PTC, Inc.	(4,212)	(279,887)
Radian Group, Inc.	(365,853)	(7,668,278)
Science Applications International Corp.	(1,427)	(104,655)
Sherwin-Williams Co.	(4,002)	(1,581,389)
Stamps.com, Inc.	(2,868)	(643,578)
Starwood Waypoint Homes REIT	(153,670)	(5,579,757)
Targa Resources Corp.	(6,002)	(249,082)
Tronox, Ltd., Class A Class A	(2,810)	(74,380)
Tyler Technologies, Inc.	(4,014)	(711,641)
Under Armour, Inc., Class A	(6,475)	(81,066)
Under Armour, Inc., Class C	(14,680)	(169,260)
Uniti Group, Inc.	(407,478)	(7,130,864)
Universal Health Services, Inc.	(9,591)	(984,995)
Weight Watchers International, Inc.	(4,735)	(212,695)
Wells Fargo & Co.	(9,301)	(522,157)
WP Carey, Inc.	(10,357)	(705,829)
Zillow Group, Inc.	(623)	(25,717)

		(75,471,515)

Total Reference Entity — Short		(115,070,069)

Net Value of Reference Entity — Bank of America N.A.		$16,302,812

8	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of October 31, 2017, expiration dates 6/20/18:

	Shares	Value
Reference Entity — Long

Argentina
Adecoagro SA	12,574	$127,696
Globant SA	398	14,957

		142,653
Bermuda
Assured Guaranty Ltd.	6,045	224,158

Canada
Canada Goose Holdings, Inc.	4,223	90,599

China
China Biologic Products Holdings, Inc.	414	32,061

Israel
SodaStream International Ltd.	2,397	152,561
Wix.com Ltd.	457	31,843

		184,404
Jersey
Novocure Ltd.	3,128	67,454

Puerto Rico
First BanCorp, Puerto Rico	37,402	192,565
Popular, Inc.	3,724	136,541

		329,106
United Kingdom
Coca-Cola European Partners PLC	1,841	75,186
Ensco PLC, Class A	38,005	204,810
Ferroglobe PLC	1,256	20,047

		300,043
United States
3D Systems Corp.	1,632	20,204
AAR Corp.	2,893	112,508
Aaron’s, Inc.	155	5,703
ACCO Brands Corp.	15,984	208,591
Agilent Technologies, Inc.	2,142	145,720
Air Lease Corp.	1,169	50,792
Alaska Air Group, Inc.	705	46,550
Allstate Corp.	195	18,302
Altra Industrial Motion Corp.	1,262	60,449
AMC Networks, Inc., Class A	505	25,694
American Financial Group, Inc.	760	80,172
Ameriprise Financial, Inc.	717	112,239
Apache Corp.	4,311	178,345
Aramark	498	21,757
Arch Coal, Inc., Class A	256	19,563
Argan, Inc.	1,089	74,868
ARRIS International PLC	2,246	64,010

	Shares	Value
United States (continued)
Atlas Air Worldwide Holdings, Inc.	243	$14,907
Baker Hughes a GE Co.	3,213	100,984
Boise Cascade Co.	2,856	101,245
Booz Allen Hamilton Holding Corp.	1,927	72,821
Brady Corp., Class A	4,292	163,310
Brixmor Property Group, Inc.	43,121	753,323
Broadridge Financial Solutions, Inc.	974	83,685
Bruker Corp.	2,900	91,059
Builders FirstSource, Inc.	8,853	159,530
Caleres, Inc.	708	19,349
Callidus Software, Inc.	2,654	67,278
Cambrex Corp.	990	42,817
Cardinal Health, Inc.	469	29,030
CBS Corp., Class B	17,332	972,671
CDK Global, Inc.	1,279	81,293
CDW Corp.	844	59,079
Children’s Place, Inc.	1,156	125,772
Cintas Corp.	937	139,650
CONSOL Energy, Inc.	1,132	18,259
Copart, Inc.	1,774	64,378
CyrusOne, Inc.	6,774	415,855
Dave & Buster’s Entertainment, Inc.	1,394	67,190
DCT Industrial Trust, Inc.	1,112	64,518
DDR Corp.	2,839	21,774
Dean Foods Co.	1,360	13,259
DiamondRock Hospitality Co.	1,845	20,036
Dillard’s, Inc., Class A	55	2,793
E*Trade Financial Corp.	874	38,097
Edgewell Personal Care Co.	835	54,216
El Paso Electric Co.	669	38,467
Eldorado Resorts, Inc.	3,684	94,678
Entegris, Inc.	1,987	65,074
Essent Group Ltd.	9,167	390,697
First Interstate Bancsystem, Inc., Class A	1,845	72,508
First Merchants Corp.	448	19,263
Fiserv, Inc.	293	37,922
Fox Factory Holding Corp.	910	38,720
Frontier Communications Corp.	1,590	19,254
Gardner Denver Holdings, Inc.	2,437	70,307
Gibraltar Industries, Inc.	6,424	213,597
Gogo, Inc.	18,023	179,148
Gramercy Property Trust	141	4,187
Gray Television, Inc.	2,547	39,656
Great Western Bancorp, Inc.	7,783	315,911
GTT Communications, Inc.	2,255	82,194
Haemonetics Corp.	413	19,642
Harris Corp.	192	26,749
Hawaiian Holdings, Inc.	492	16,481
HMS Holdings Corp.	4,101	78,903
Hologic, Inc.	98	3,709

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
United States (continued)
Hormel Foods Corp.	2,684	$83,633
Hortonworks, Inc.	1,557	25,705
Huntington Ingalls Industries, Inc.	570	132,712
Imperva, Inc.	538	22,972
Innospec, Inc.	2,092	129,390
Installed Building Products, Inc.	737	51,368
Intercontinental Exchange, Inc.	1,063	70,264
Invitation Homes, Inc.	1,230	27,760
IPG Photonics Corp.	338	71,963
JELD-WEN Holding, Inc.	1,281	47,243
Jones Lang LaSalle, Inc.	566	73,291
KAR Auction Services, Inc.	3,533	167,216
Laredo Petroleum, Inc.	7,461	88,934
LendingClub Corp.	32,049	182,358
LHC Group, Inc.	840	56,120
Littelfuse, Inc.	288	60,191
Lowe’s Cos., Inc.	697	55,724
Macquarie Infrastructure Corp.	4,353	302,750
MEDIA GEN, Inc. CVR	3,231	—
Mercury General Corp.	1,150	64,365
Mercury Systems, Inc.	3,839	193,754
MetLife, Inc.	932	49,936
Moelis & Co., Class A	524	22,400
Mueller Water Products, Inc., Series A	4,692	56,022
National Storage Affiliates Trust	632	15,667
NETGEAR, Inc.	4,054	189,118
New York REIT, Inc.	11,098	83,789
New York Times Co., Class A	1,699	32,450
NorthWestern Corp.	2,556	151,519
Norwegian Cruise Line Holdings Ltd.	2,881	160,615
NRG Yield, Inc., Class C	1,810	33,665
Nuance Communications, Inc.	10,803	159,236
OraSure Technologies, Inc.	184	3,633
Oshkosh Corp.	1,990	182,204
Outfront Media, Inc.	5,587	131,014
Party City Holdco, Inc.	23,228	258,992
Paylocity Holding Corp.	305	16,289
Peabody Energy Corp.	3,520	108,732
Performance Food Group Co.	2,713	76,777
Piper Jaffray Cos.	1,990	145,468
Platform Specialty Products Corp.	23,038	246,506
PNM Resources, Inc.	2,209	95,870
PPL Corp.	3,019	113,393
Principal Financial Group, Inc.	735	48,399
ProPetro Holding Corp.	15,759	240,009
Pure Storage, Inc., Class A	1,168	19,190
Q2 Holdings, Inc.	787	33,486
Quest Diagnostics, Inc.	211	19,787
Raymond James Financial, Inc.	543	46,035
Redfin Corp.	3,650	85,920
Regal-Beloit Corp.	500	40,574

	Shares	Value
United States (continued)
Reliance Steel & Aluminum Co.	2,994	$230,058
REV Group, Inc.	1,907	49,200
Rexnord Corp.	2,001	51,065
RingCentral, Inc., Class A	3,006	126,702
RLJ Lodging Trust	2,003	43,384
Rockwell Automation, Inc.	160	32,131
Scientific Games Corp., Class A	388	18,468
Shutterstock, Inc.	965	37,625
Sirius XM Holdings, Inc.	16,102	87,594
Splunk, Inc.	857	57,675
Sprint Corp.	27,445	179,490
Stifel Financial Corp.	2,652	140,635
Summit Hotel Properties, Inc.	7,622	120,503
SunPower Corp.	2,224	15,834
Synchrony Financial	791	25,802
Take-Two Interactive Software, Inc.	120	13,277
Tallgrass Energy GP LP	7,569	189,224
Taylor Morrison Home Corp., Class A	1,172	28,303
TD Ameritrade Holding Corp.	3,266	163,267
TEGNA, Inc.	5,505	67,325
Tenet Healthcare Corp.	7,642	109,127
Terreno Realty Corp.	484	17,772
TherapeuticsMD, Inc.	14,697	69,369
TiVo Corp.	1,687	30,618
TJX Cos., Inc.	1,163	81,177
TransUnion	9,310	488,681
TrueCar, Inc.	1,343	21,729
U.S. Bancorp	301	16,368
Ultra Petroleum Corp.	3,400	26,995
United States Steel Corp.	2,348	59,451
Univar, Inc.	1,429	42,512
Vectren Corp.	1,023	69,707
Versum Materials, Inc.	1,073	45,151
Viacom, Inc., Class B	2,254	54,163
Vulcan Materials Co.	351	42,734
VWR Corp.	2,423	80,201
Wendy’s Co.	13,097	199,205
Western Digital Corp.	389	34,725
WildHorse Resource Development Corp.	5,877	76,459
WPX Energy, Inc.	1,503	16,953
Xperi Corp.	5,123	117,828
Zebra Technologies Corp., Class A	668	77,481
Zions Bancorporation	661	30,709

		15,191,797

Total Reference Entity — Long		16,562,275

10	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Reference Entity — Short

Bermuda
Enstar Group, Ltd.	(6,149)	$(1,400,680)
Third Point Reinsurance, Ltd.	(73,781)	(1,232,080)

		(2,632,760)
China
Hollysys Automation Technologies Ltd.	(4,375)	(98,094)

Germany
Deutsche Bank AG	(13,658)	(222,091)

Israel
Mellanox Technologies, Ltd.	(2,352)	(109,831)

Netherlands
Cimpress NV	(8,658)	(944,809)

Norway
Ship Finance International, Ltd.	(50,857)	(757,644)

United Kingdom
CNH Industrial NV	(1,333)	(16,866)
Liberty Global PLC	(7,672)	(236,619)

		(253,485)
United States
ABM Industries, Inc.	(17,167)	(720,495)
Ambarella, Inc.	(4,835)	(272,884)
AmTrust Financial Services, Inc.	(41,822)	(525,281)
Axon Enterprise, Inc.	(4,672)	(107,312)
Blucora, Inc.	(1,336)	(28,987)
Cal-Maine Foods, Inc.	(15,354)	(690,926)
Citrix Systems, Inc.	(240)	(19,823)
Coupa Software, Inc.	(8,711)	(302,704)
Covanta Holding Corp.	(8,338)	(134,238)
First Financial Bankshares, Inc.	(3,552)	(162,145)
General Motors Co.	(13,806)	(593,378)
The Goldman Sachs Group, Inc.	(7,780)	(1,886,491)
HFF, Inc., Class A	(3,738)	(163,945)
IAC/InterActiveCorp	(7,855)	(1,013,684)
Independent Bank Corp.	(1,806)	(130,209)
Inovalon Holdings, Inc.	(148)	(2,475)
Kaiser Aluminum Corp.	(6,738)	(668,271)
Kaman Corp.	(4,404)	(246,356)
L Brands, Inc.	(45)	(1,933)
MB Financial, Inc.	(18,471)	(848,554)
Medical Properties Trust, Inc.	(36,788)	(486,702)
MGIC Investment Corp.	(19,279)	(275,686)
MyoKardia, Inc.	(1,521)	(58,479)
Nevro Corp.	(206)	(18,038)
Quidel Corp.	(525)	(21,495)
Regal Entertainment Group	(20,110)	(328,795)
Shake Shack, Inc., Class A Class A	(5,353)	(203,196)
The Trade Desk, Inc., Class A	(814)	(53,655)

	Shares	Value
United States (continued)
Twilio, Inc.	(1,353)	$(43,225)
Under Armour, Inc., Class A	(34,188)	(428,030)
Uniti Group, Inc.	(37,568)	(657,436)
Virtu Financial, Inc., Class A	(2,769)	(39,178)
World Wrestling Entertainment, Inc.	(2,857)	(75,793)
Zogenix, Inc.	(1,160)	(43,496)

		(11,253,295)

Total Reference Entity — Short		(16,272,009)

Net Value of Reference Entity — Bank of America N.A.		$290,266

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank AG. as of October 31, 2017, expiration dates 1/31/18 — 6/8/18:

	Shares	Value
Reference Entity — Long

Australia
BHP Billiton Ltd.	35,461	$730,089
BlueScope Steel Ltd.	26,696	262,813
Fortescue Metals Group Ltd.	365,729	1,300,378
Mineral Resources Ltd.	1,446	19,286
OZ Minerals, Ltd.	37,501	231,561
Perpetual Ltd.	13,951	518,478
Platinum Asset Management Ltd.	81,438	455,144
Qantas Airways Ltd.	32,815	154,865
Rio Tinto Ltd.	3,849	205,089

		3,877,703
Canada
Bank of Nova Scotia	5,195	335,347
Cameco Corp.	2,313	18,783
CGI Group, Inc., Class A	1,814	96,381
Genworth MI Canada, Inc.	618	19,198
Intact Financial Corp.	1,867	152,598
Manulife Financial Corp.	9,371	188,416
Methanex Corp.	8,389	408,812
National Bank of Canada	5,354	259,829
Norbord, Inc.	5,158	185,907
Quebecor, Inc., Class B	18,811	709,799
Sun Life Financial, Inc.	29,490	1,148,643
Teck Resources Ltd., Class B	32,787	669,915
TELUS Corp.	13,260	480,194
Thomson Reuters Corp.	4,289	200,530

		4,874,352
France
Engie SA	2,795	47,196
Societe Television Francaise 1	121,378	1,725,657

		1,772,853
Germany
Aurubis AG	11,290	925,163
Deutsche Lufthansa AG, Registered Shares	3,647	117,159
E.ON SE	41,220	488,216
Hochtief AG	6,168	1,089,526
Rheinmetall AG	5,493	652,383
Solarworld AG	10	1
Suedzucker AG	74,575	1,477,832
TUI AG	31,940	576,861

		5,327,141
Japan
Amada Holdings Co. Ltd.	5,900	73,311
Daicel Corp.	15,000	187,282
Gree, Inc.	3,800	25,631

	Shares	Value
Japan (continued)
Hitachi Chemical Co. Ltd.	1,800	$51,326
Hitachi Kokusai Electric, Inc.	1,500	41,549
Hitachi Ltd.	3,000	23,888
Hokuriku Electric Power Co.	2,700	23,855
J. Front Retailing Co. Ltd.	17,800	264,185
Japan Prime Realty Investment Corp.	20	64,287
JSR Corp.	13,300	257,816
JTEKT Corp.	54,400	901,377
Kakaku.com, Inc.	1,900	26,086
Lion Corp.	15,700	302,105
Miraca Holdings, Inc.	1,500	69,788
Mitsubishi Logistics Corp.	54,400	1,408,989
MS&AD Insurance Group Holdings, Inc.	3,000	101,915
NGK Insulators Ltd.	2,700	53,461
Nippon Kayaku Co. Ltd.	71,000	1,127,238
Nissan Chemical Industries Ltd.	16,300	607,978
Nisshinbo Holdings, Inc.	1,500	18,009
NSK Ltd.	33,000	475,147
NTT DOCOMO, Inc.	17,700	428,669
Pola Orbis Holdings, Inc.	18,600	592,863
Sankyo Co. Ltd.	600	19,364
Shikoku Electric Power Co., Inc.	10,300	134,774
Skylark Co. Ltd.	2,000	29,912
Sumitomo Dainippon Pharma Co. Ltd.	33,400	476,692
Sumitomo Electric Industries Ltd.	18,000	306,453
Sumitomo Mitsui Financial Group, Inc.	27,800	1,113,741
Sumitomo Mitsui Trust Holdings, Inc.	1,100	43,414
Teijin Ltd.	23,300	493,148
Toho Gas Co. Ltd.	1,400	39,140
Tokai Carbon Co., Ltd.	38,100	380,725
Tokyo Electron Ltd.	4,100	721,924
Toyo Seikan Group Holdings Ltd.	6,900	122,044
Toyoda Gosei Co. Ltd.	9,300	227,401
West Japan Railway Co.	400	28,204

		11,263,691
Norway
Norsk Hydro ASA	45,443	351,608
TGS Nopec Geophysical Co. ASA	6,370	146,402

		498,010
Spain
International Consolidated Airlines Group SA	4,180	35,237
Mediaset Espana Comunicacion SA	274,533	2,983,846

		3,019,083

12	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Sweden
Boliden AB	13,910	$486,690
JM AB	680	17,897

		504,587
Switzerland
Bucher Industries AG	253	98,977
Georg Fischer AG, Registered Shares	36	44,339
Helvetia Holding AG	306	164,485
Kuehne & Nagel International AG, Registered Shares	133	23,222
Roche Holding AG	82	18,938
STMicroelectronics NV	50,598	1,191,129

		1,541,090
United Kingdom
Anglo American PLC	22,187	418,510
Associated British Foods PLC	11,478	508,003
Auto Trader Group PLC	27,250	123,910
Babcock International Group PLC	13,908	149,961
Bodycote PLC	28,890	359,326
Close Brothers Group PLC	2,342	43,190
Dialog Semiconductor PLC	6,185	309,007
Drax Group PLC	27,856	102,766
Electrocomponents PLC	31,829	293,556
Evraz PLC	29,244	112,080
Howden Joinery Group PLC	47,088	256,434
Inchcape PLC	56,352	584,922
Jupiter Fund Management PLC	184,176	1,453,233
Legal & General Group PLC	55,871	198,091
Moneysupermarket.com Group PLC	18,509	79,865
NEX Group PLC	9,537	80,256
Persimmon PLC	4,852	180,562
Royal Mail PLC	125,306	623,092
Schroders PLC	20,616	956,513
Taylor Wimpey PLC	399,737	1,059,330
Thomas Cook Group PLC	1,188,767	1,891,396
Travis Perkins PLC	13,908	280,769
WPP PLC	9,103	160,930

		10,225,702
United States
Sims Metal Management, Ltd.	19,901	201,697

Total Reference Entity — Long		43,105,909

Reference Entity — Short

Australia
Boral, Ltd.	(51,988)	(285,256)
Independence Group NL	(48,026)	(147,549)

	Shares	Value
Australia (continued)
Qube Holdings Ltd.	(217,473)	$(428,499)

		(861,304)
Austria
Raiffeisen Bank International AG	(12,326)	(428,592)

Belgium
Anheuser-Busch InBev NV	(5,642)	(691,799)
Ontex Group NV	(6,833)	(240,305)

		(932,104)
Canada
Emera, Inc.	(164,951)	(6,213,893)

Denmark
AP Moeller — Maersk A/S	(56)	(103,788)
Coloplast A/S	(1,476)	(129,905)
DONG Energy A/S	(1,245)	(69,756)
Jyske Bank A/S	(9,653)	(545,463)
Nets A/S	(6,263)	(159,892)
Novozymes A/S, — B Shares	(10,596)	(585,449)

		(1,594,253)
Finland
Fortum OYJ	(3,444)	(73,067)
Metso OYJ	(17,043)	(618,943)

		(692,010)
France
Accor SA	(2,046)	(102,062)
Air Liquide SA	(2,305)	(293,473)
Airbus Group SE	(694)	(71,206)
Bureau Veritas SA	(18,481)	(494,881)
Societe BIC SA	(635)	(67,042)
Suez Environnement Co.	(22,610)	(397,622)
Technicolor SA	(43,380)	(153,713)

		(1,579,999)
Germany
Porsche Automobil Holding SE	(1,921)	(140,560)
Sartorius AG	(749)	(69,929)
Symrise AG	(556)	(43,317)
Volkswagen AG	(3,207)	(587,202)
Volkswagen AG	(1,274)	(237,907)
Zalando SE	(5,833)	(293,630)

		(1,372,545)
Italy
UniCredit SpA	(20,121)	(384,495)
Yoox SpA	(3,637)	(135,826)

		(520,321)

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Japan
Acom Co. Ltd.	(62,700)	$(260,660)
Aiful Corp.	(15,800)	(55,111)
Asahi Intecc Co. Ltd.	(900)	(51,922)
Chugai Pharmaceutical Co., Ltd.	(600)	(28,604)
Ezaki Glico Co., Ltd.	(400)	(22,183)
GMO Payment Gateway, Inc.	(300)	(21,948)
Hankyu Hanshin Holdings, Inc.	(600)	(23,391)
Hikari Tsushin, Inc.	(200)	(25,890)
IHI Corp.	(18,400)	(662,747)
Kajima Corp.	(80,000)	(829,717)
Kansai Paint Co. Ltd.	(6,900)	(177,349)
Kusuri no Aoki Holdings Co., Ltd.	(2,400)	(133,196)
Kyudenko Corp.	(4,800)	(211,931)
LIXIL Group Corp.	(2,200)	(60,589)
M3, Inc.	(13,000)	(387,743)
McDonald’s Holdings Co. Japan Ltd.	(12,400)	(532,361)
Mitsubishi Motors Corp.	(12,100)	(96,893)
Nidec Corp.	(2,100)	(279,262)
Nippon Paint Co. Ltd.	(11,900)	(419,815)
Ono Pharmaceutical Co., Ltd.	(10,300)	(236,065)
Oriental Land Co. Ltd.	(3,400)	(271,941)
Recruit Holdings Co. Ltd.	(4,200)	(102,972)
Renesas Electronics Corp.	(3,400)	(43,957)
Ricoh Co., Ltd.	(32,100)	(297,881)
Sawai Pharmaceutical Co., Ltd.	(8,800)	(499,137)
Shimano, Inc.	(800)	(109,471)
SoftBank Group Corp.	(2,500)	(221,554)
Start Today Co., Ltd.	(4,800)	(131,468)
Sumco Corp.	(2,400)	(52,862)
Sysmex Corp.	(900)	(61,594)
Taiheiyo Cement Corp.	(4,700)	(187,852)
Toyo Tire & Rubber Co., Ltd.	(40,100)	(907,323)
Yokohama Rubber Co. Ltd.	(6,000)	(134,891)

		(7,540,280)
Macau
MGM China Holdings, Ltd.	(66,800)	(150,636)

Portugal
EDP — Energias de Portugal SA	(304,076)	(1,084,342)

Singapore
Sembcorp Industries Ltd.	(192,400)	(465,953)
Singapore Post Ltd.	(336,600)	(317,280)

		(783,233)
Spain
CaixaBank SA	(57,476)	(268,876)
Cellnex Telecom SAU	(1,664)	(41,284)
Indra Sistemas SA	(43,232)	(621,222)

		(931,382)

	Shares	Value
Sweden
Getinge AB, — B Shares	(17,155)	$(337,643)
Nibe Industrier AB, — B Shares	(56,503)	(564,986)

		(902,629)
Switzerland
Credit Suisse Group AG	(9,163)	(144,339)

United Kingdom
ConvaTec Group PLC	(73,667)	(191,658)
Daily Mail & General Trust PLC	(59,843)	(551,187)
John Wood Group PLC	(5,899)	(55,770)
Melrose Industries PLC	(93,852)	(274,118)
Royal Bank of Scotland Group PLC	(55,943)	(210,144)
RPC Group PLC	(25,294)	(316,533)

		(1,599,410)

Total Reference Entity — Short		(27,331,272)

Net Value of Reference Entity — Deutsche Bank AG		$15,774,637

14	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2017, expiration dates 11/23/17 — 5/20/19:

	Shares	Value
Reference Entity — Long

Australia
Aristocrat Leisure Ltd.	68,856	$1,244,790
Caltex Australia Ltd.	34,291	900,352
Cochlear Ltd.	7,873	1,060,520
CSR Ltd.	166,461	605,465
Fortescue Metals Group Ltd.	48,958	174,069
Harvey Norman Holdings Ltd.	92,640	268,341
Perpetual Ltd.	9,559	355,253
Platinum Asset Management Ltd.	24,973	139,567
Qantas Airways Ltd.	82,288	388,362
Rio Tinto Ltd.	20,766	1,106,536

		6,243,255
Canada
Bank of Nova Scotia	11,723	756,749
Celestica, Inc.	4,041	40,556
CGI Group, Inc., Class A	3,742	198,825
Maple Leaf Foods, Inc.	48,235	1,251,014
National Bank of Canada	76,518	3,713,497
Quebecor, Inc., Class B	3,865	145,833
Sun Life Financial, Inc.	133,368	5,194,739
Teck Resources Ltd., Class B	1,388	28,353
Thomson Reuters Corp.	3,873	181,079

		11,510,645
China
FIH Mobile Ltd.	171,000	53,630
Finland
UPM-Kymmene OYJ	88,554	2,659,444
Valmet OYJ	48,146	933,460

		3,592,904
France
Arkema SA	14,595	1,843,784
Klepierre	2,889	114,983
Societe Television Francaise 1	82,647	1,175,019

		3,133,786
Germany
Aareal Bank AG	4,298	178,692
Aurubis AG	13,345	1,093,567
Deutsche Lufthansa AG, Registered Shares	41,181	1,323,049
E.ON SE	339,444	4,020,515
Fielmann AG	2,086	183,285
Rheinmetall AG	346	41,086
Siltronic AG	4,769	711,755
Suedzucker AG	66,283	1,313,515

	Shares	Value
Germany (continued)
TUI AG	57,719	$1,042,464

		9,907,928
Hong Kong
Hang Lung Properties Ltd.	79,000	181,389
Kerry Properties Ltd.	98,500	443,263
Texwinca Holdings Ltd.	84,000	50,706
WH Group Ltd.	37,500	37,985

		713,343
Japan
Astellas Pharma, Inc.	264,600	3,521,521
Dai Nippon Printing Co. Ltd.	6,500	155,803
Daicel Corp.	20,800	259,698
Daito Trust Construction Co. Ltd.	17,500	3,059,597
Denka Co. Ltd.	1,600	53,454
Fast Retailing Co. Ltd.	2,900	970,265
Fujitsu Ltd.	11,000	85,715
Glory Ltd.	5,400	201,948
Hitachi Chemical Co. Ltd.	700	19,959
Hitachi Kokusai Electric, Inc.	2,200	60,940
Hokuhoku Financial Group, Inc.	30,900	509,329
Iida Group Holdings Co. Ltd.	74,500	1,429,154
Japan Prime Realty Investment Corp.	87	279,656
JSR Corp.	1,600	31,014
JTEKT Corp.	149,100	2,470,508
Kobe Steel Ltd.	22,500	189,962
Miraca Holdings, Inc.	1,000	46,525
Mitsubishi Logistics Corp.	10,500	271,954
Mitsui Chemicals, Inc.	21,200	653,719
Nagase & Co. Ltd.	44,300	752,473
Nippon Telegraph & Telephone Corp.	64,400	3,113,578
Nissan Chemical Industries Ltd.	11,000	410,292
NTT DOCOMO, Inc.	209,600	5,076,246
Secom Co. Ltd.	24,400	1,857,865
Sumitomo Electric Industries Ltd.	5,000	85,124
Sumitomo Mitsui Financial Group, Inc.	25,200	1,009,578
T&D Holdings, Inc.	31,200	486,738
Tokyo Electron Ltd.	1,000	176,077
Toppan Forms Co. Ltd.	39,400	407,702
West Japan Railway Co.	1,500	105,772

		27,752,166
Netherlands
BE Semiconductor Industries NV	33,543	2,635,850
Koninklijke DSM NV	131,483	11,217,790

		13,853,640
Norway
Norsk Hydro ASA	68,254	528,107

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Spain
Mediaset Espana Comunicacion SA	20,981	$227,975

Sweden
JM AB	467	12,289
Volvo AB, Class B	227,349	4,502,896

		4,515,185
Switzerland
Georg Fischer AG, Registered Shares	217	267,350
Logitech International SA, Registered Shares	56,764	2,029,834
Roche Holding AG	7,711	1,782,241
Sika AG, Bearer Shares	29	214,633
STMicroelectronics NV	147,829	3,480,081
TE Connectivity Ltd.	2,385	216,954
Temenos Group AG	4,321	498,943

		8,490,036
United Kingdom
Anglo American PLC	32,319	609,629
Associated British Foods PLC	121,760	5,388,994
Carnival PLC	4,310	284,147
Dialog Semiconductor PLC	1,297	64,796
Electrocomponents PLC	91,991	848,431
Fevertree Drinks PLC	44,804	1,262,127
Inchcape PLC	33,348	346,143
Jupiter Fund Management PLC	23,898	188,563
Liberty Global PLC LiLAC, Class A	2	39
Persimmon PLC	33,258	1,237,684
Royal Mail PLC	431,966	2,147,987
Schroders PLC	55,175	2,559,941
Smiths Group PLC	22,149	462,154
Taylor Wimpey PLC	693,934	1,838,975
Thomas Cook Group PLC	596,278	948,710
WM Morrison Supermarkets PLC	558,325	1,662,527

		19,850,847
United States
AGCO Corp.	5,726	392,631
Agilent Technologies, Inc.	54,677	3,719,676
Air Products & Chemicals, Inc.	5,703	909,229
AMC Networks, Inc., Class A	19,085	971,044
Amdocs Ltd.	5,115	332,986
American Eagle Outfitters, Inc.	72,101	938,754
Ameriprise Financial, Inc.	3,790	593,286
AmerisourceBergen Corp.	39,147	3,012,361
Archer-Daniels-Midland Co.	24,246	990,933
Aspen Technology, Inc.	6,821	440,090
Automatic Data Processing, Inc.	2,725	316,808
Axis Capital Holdings Ltd.	20,666	1,124,023
Baxter International, Inc.	39,488	2,545,791
Best Buy Co., Inc.	60,172	3,368,428

	Shares	Value
United States (continued)
Boeing Co.	15,007	$3,871,505
BorgWarner, Inc.	7,483	394,503
Broadridge Financial Solutions, Inc.	10,228	878,789
Bruker Corp.	1,392	43,708
Bunge Ltd.	22,864	1,572,585
Burlington Stores, Inc.	5,947	558,363
Cabot Corp.	87,078	5,308,274
Carnival Corp.	99,732	6,621,207
Carter’s, Inc.	15,718	1,520,402
CDK Global, Inc.	364	23,135
CME Group, Inc.	14,917	2,046,164
CMS Energy Corp.	3,174	153,526
Colfax Corp.	423	17,643
Conagra Brands, Inc.	14,892	508,710
Corning, Inc.	13,551	424,281
Costco Wholesale Corp.	28,113	4,528,441
Crimson Wine Group Ltd.	1	10
Cummins, Inc.	3,957	699,914
Eaton Vance Corp.	16,985	857,232
Edgewell Personal Care Co.	347	22,530
Euronet Worldwide, Inc.	352	34,017
First Horizon National Corp.	10,761	201,983
Fluor Corp.	19,020	819,571
Fortinet, Inc.	9,547	376,247
Fortune Brands Home & Security, Inc.	3,664	242,043
Gentex Corp.	8,355	162,170
H&R Block, Inc.	7,267	179,785
Hershey Co.	6,543	694,735
Host Hotels & Resorts, Inc.	12,691	248,235
Humana, Inc.	36,615	9,349,640
IDEXX Laboratories, Inc.	6,101	1,013,803
Illinois Tool Works, Inc.	37,251	5,830,526
InterDigital, Inc.	60,018	4,402,320
Interpublic Group of Cos., Inc.	182,792	3,518,745
ITT, Inc.	5,937	276,901
KAR Auction Services, Inc.	34,509	1,633,310
Kellogg Co.	20,521	1,283,178
Kohl’s Corp.	82,119	3,429,289
Landstar System, Inc.	32,789	3,237,913
Lear Corp.	7,511	1,318,856
Legg Mason, Inc.	18,275	697,739
Lincoln National Corp.	45,778	3,469,056
Lowe’s Cos., Inc.	73,255	5,856,737
ManpowerGroup, Inc.	15,657	1,930,194
Masimo Corp.	27,851	2,444,203
Mastercard, Inc., Class A	35,355	5,259,763
Maxim Integrated Products, Inc.	17,908	940,886
McDonald’s Corp.	1,018	169,914
McKesson Corp.	24,892	3,432,108
Meredith Corp.	7,139	378,366
Mettler-Toledo International, Inc.	83	56,658

16	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
United States (continued)
MSC Industrial Direct Co., Inc., Class A	1,445	$119,790
NetApp, Inc.	71,438	3,173,275
Newfield Exploration Co.	40,207	1,237,973
Newmont Mining Corp.	15,511	560,877
Nordstrom, Inc.	2,822	111,892
Norfolk Southern Corp.	3,544	465,752
Oracle Corp.	113,780	5,791,401
Oshkosh Corp.	13,334	1,220,860
Outfront Media, Inc.	4,786	112,231
Owens Corning	56,835	4,699,686
PACCAR, Inc.	105,033	7,534,016
Park Hotels & Resorts, Inc.	1,927	55,478
Portland General Electric Co.	780	37,237
Principal Financial Group, Inc.	58,413	3,846,495
Prudential Financial, Inc.	13,571	1,499,052
Quest Diagnostics, Inc.	65,314	6,125,146
Ralph Lauren Corp.	52,763	4,718,594
Realogy Holdings Corp.	518	16,746
RLJ Lodging Trust	31,196	675,705
Robert Half International, Inc.	47,589	2,463,682
Rockwell Automation, Inc.	8,060	1,618,609
Royal Caribbean Cruises Ltd.	1,349	166,965
Ryder System, Inc.	51,466	4,172,863
Sprouts Farmers Market, Inc.	74,284	1,373,511
Steel Dynamics, Inc.	11,723	436,212
Synopsys, Inc.	793	68,610
Target Corp.	115,309	6,807,843
Tenneco, Inc.	43,792	2,544,753
Texas Instruments, Inc.	117,903	11,400,040
TJX Cos., Inc.	15,659	1,092,998
Toro Co.	713	44,811
Tractor Supply Co.	2,387	143,840
Trinseo SA	4,989	354,218
Union Pacific Corp.	29,431	3,407,815
Unum Group	3,929	204,465
Valero Energy Corp.	69,433	5,477,569
VeriSign, Inc.	87,197	9,375,421
Viacom, Inc., Class B	17,308	415,911
Visa, Inc., Class A	13,740	1,511,125
Vishay Intertechnology, Inc.	2,621	58,317
VMware, Inc., Class A	14,994	1,794,631
WageWorks, Inc.	13,248	844,559
Walgreens Boots Alliance, Inc.	5,619	372,371
Weingarten Realty Investors	1,603	48,811
Westar Energy, Inc.	173,003	9,252,200
Zynga, Inc., Class A	89,026	347,201

		220,397,410

Total Reference Entity — Long		330,770,857

	Shares	Value
Reference Entity — Short

Argentina
MercadoLibre, Inc.	(4,545)	$(1,092,164)

Australia
Boral, Ltd.	(264,013)	(1,448,717)
Independence Group NL	(120,237)	(369,437)
OceanaGold Corp.	(13,758)	(36,887)
Vocus Communications Ltd.	(28,837)	(63,686)

		(1,918,727)
Austria
Ams AG	(2,824)	(257,630)
Raiffeisen Bank International AG	(5,762)	(200,357)

		(457,987)
Belgium
Anheuser-Busch InBev NV	(7,324)	(898,054)
Ontex Group NV	(2,706)	(95,155)

		(993,209)
Canada
Emera, Inc.	(22,221)	(837,083)
First Quantum Minerals Ltd.	(1,556)	(17,389)
Ivanhoe Mines Ltd., Class A	(76,806)	(278,013)

		(1,132,485)
Denmark
AP Moeller — Maersk A/S	(670)	(1,241,853)
Coloplast A/S	(9,579)	(843,112)
DONG Energy A/S	(34,451)	(1,930,512)
Novozymes A/S, — B Shares	(23,435)	(1,294,838)

		(5,310,315)
Finland
Fortum OYJ	(44,667)	(948,009)
Metso OYJ	(12,471)	(452,903)

		(1,400,912)
France
Accor SA	(42,648)	(2,127,613)
Air Liquide SA	(5,423)	(690,473)
Airbus Group SE	(29,186)	(2,994,917)
Bollore SA	(174,474)	(842,809)
Bollore SA	(221)	—
Bureau Veritas SA	(91,773)	(2,457,518)
Dassault Systemes	(5,302)	(562,837)
Electricite de France SA	(42,966)	(562,327)
Orpea	(460)	(55,108)
Societe BIC SA	(671)	(70,847)
Suez Environnement Co.	(36,823)	(647,584)
Technicolor SA	(69,652)	(246,814)

		(11,258,847)

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Germany
Deutsche Bank AG	(215,569)	$(3,532,994)
KION Group AG	(37,714)	(3,021,928)
Sartorius AG	(792)	(73,947)
Symrise AG	(14,952)	(1,165,150)
Volkswagen AG	(138)	(25,765)
Volkswagen AG	(15,371)	(2,814,472)
Zalando SE	(26,432)	(1,330,611)

		(11,964,867)
Ireland
Adient PLC	(4,283)	(361,299)
Allied Irish Banks PLC	(45,051)	(266,256)
Greencore Group PLC	(446,710)	(1,143,707)

		(1,771,262)
Italy
Davide Campari-Milano SpA	(14,761)	(118,173)
UniCredit SpA	(14,910)	(284,924)
Yoox SpA	(46,658)	(1,742,831)

		(2,145,928)
Japan
Acom Co. Ltd.	(13,200)	(54,874)
Bic Camera, Inc.	(112,000)	(1,379,604)
Kansai Paint Co. Ltd.	(4,100)	(105,380)
Kusuri no Aoki Holdings Co., Ltd.	(1,400)	(77,697)
Kyudenko Corp.	(3,100)	(136,872)
LIXIL Group Corp.	(3,900)	(107,408)
M3, Inc.	(1,300)	(38,773)
McDonald’s Holdings Co. Japan Ltd.	(900)	(38,637)
Mitsubishi Motors Corp.	(10,500)	(84,080)
Mitsui Mining & Smelting Co., Ltd.	(9,500)	(494,333)
Nidec Corp.	(4,400)	(585,123)
Nippon Paint Co. Ltd.	(38,400)	(1,354,700)
Ono Pharmaceutical Co., Ltd.	(13,200)	(302,530)
Oriental Land Co. Ltd.	(9,800)	(783,834)
Recruit Holdings Co. Ltd.	(18,300)	(448,671)
Renesas Electronics Corp.	(47,700)	(616,716)
Ricoh Co., Ltd.	(435,700)	(4,043,220)
Sawai Pharmaceutical Co., Ltd.	(9,200)	(521,825)
Shimano, Inc.	(18,200)	(2,490,510)
SoftBank Group Corp.	(65,600)	(5,813,610)
Start Today Co., Ltd.	(1,600)	(43,822)
Sumco Corp.	(5,600)	(123,347)
Sysmex Corp.	(3,700)	(253,225)
Terumo Corp.	(83,200)	(3,466,965)
Toyo Tire & Rubber Co., Ltd.	(60,000)	(1,357,591)
Yokohama Rubber Co. Ltd.	(900)	(20,232)

		(24,743,579)

	Shares	Value
Luxembourg
Grand City Properties SA	(3,969)	$(85,411)
Tenaris SA	(100,908)	(1,377,505)

		(1,462,916)
Netherlands
Koninklijke Boskalis Westminster NV	(54,536)	(1,949,426)

Portugal
EDP — Energias de Portugal SA	(621,117)	(2,214,993)

Singapore
Sembcorp Industries Ltd.	(66,600)	(161,287)
Sembcorp Marine, Ltd.	(10,250)	(14,517)
Singapore Post Ltd.	(1,556,106)	(1,466,910)

		(1,642,714)
South Africa
Mediclinic International PLC	(4,947)	(38,194)

Spain
Banco de Sabadell SA	(322,753)	(646,205)
Banco Santander SA	(231,510)	(11,041)
CaixaBank SA	(943,972)	(4,416,254)

		(5,073,500)
Sweden
Getinge AB, — B Shares	(234,893)	(4,623,516)
Nibe Industrier AB, -B Shares	(160,850)	(1,608,437)

		(6,231,953)
Switzerland
Credit Suisse Group AG	(305,763)	(4,818,442)
Weatherford International PLC	(739,675)	(2,566,649)

		(7,385,091)
United Kingdom
ConvaTec Group PLC	(1,229,948)	(3,200,090)
Daily Mail & General Trust PLC	(120,951)	(1,114,040)
Informa PLC	(25,766)	(238,489)
John Wood Group PLC	(298,898)	(2,826,316)
Melrose Industries PLC	(2,476,467)	(7,233,390)
RPC Group PLC	(34,052)	(426,140)
Segro PLC	(3,510)	(25,334)
Willis Towers Watson PLC	(66,921)	(10,779,629)

		(25,843,428)
United States
2U, Inc.	(25,312)	(1,610,602)
Abbott Laboratories	(163,783)	(8,881,952)
Allegiant Travel Co.	(24,048)	(3,280,147)
Arch Capital Group Ltd.	(41,615)	(4,146,518)
B&G Foods, Inc.	(19,063)	(606,203)
Ball Corp.	(255,316)	(10,960,715)
Berkshire Hathaway, Inc., Class B	(50,822)	(9,500,664)

18	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
United States (continued)
Bio-Rad Laboratories, Inc.	(363)	$(79,783)
Callon Petroleum Co.	(422,992)	(4,690,981)
Centennial Resource Development, Inc.	(100,352)	(1,949,839)
CF Industries Holdings, Inc.	(262,806)	(9,981,371)
Cheniere Energy, Inc.	(113,740)	(5,316,207)
CommScope Holding Co., Inc.	(106,901)	(3,435,798)
Coty, Inc., Class A	(3,528)	(54,331)
Cousins Properties, Inc.	(63,689)	(574,474)
Credit Acceptance Corp.	(34,682)	(9,944,369)
Cree, Inc.	(6,507)	(232,299)
Crown Castle International Corp.	(361)	(38,655)
DexCom, Inc.	(27,608)	(1,241,531)
Dycom Industries, Inc.	(6,585)	(578,360)
Education Realty Trust, Inc.	(45,440)	(1,585,855)
Ellie Mae, Inc.	(6,381)	(573,970)
EQT Corp.	(2,459)	(153,785)
Equinix, Inc.	(8,748)	(4,054,697)
Extra Space Storage, Inc.	(7,924)	(646,519)
The GEO Group, Inc.	(18,423)	(478,076)
Gramercy Property Trust REIT	(16,305)	(484,258)
Healthcare Services Group, Inc.	(16,918)	(894,792)
Hill-Rom Holdings, Inc.	(218)	(17,594)
The Howard Hughes Corp.	(11,971)	(1,527,858)
IAC/InterActiveCorp	(806)	(104,014)
ICU Medical, Inc.	(20,145)	(3,849,709)
Illumina, Inc.	(1,558)	(319,685)
Insulet Corp.	(5,650)	(332,276)
Integra LifeSciences Holdings Corp.	(11,906)	(556,962)
Interactive Brokers Group, Inc., Class A	(18,282)	(987,593)
John Bean Technologies Corp.	(7,967)	(851,672)
Johnson Controls International PLC	(266,589)	(11,034,118)
L Brands, Inc.	(14,667)	(631,267)
Lennar Corp.	(4,935)	(274,731)
Life Storage, Inc.	(66,609)	(5,383,339)

	Shares	Value
United States (continued)
Lumentum Holdings, Inc.	(42,353)	$(2,674,591)
M&T Bank Corp.	(3,282)	(547,339)
M/A-COM Technology Solutions Holdings, Inc.	(174,733)	(7,143,084)
Mattel, Inc.	(11,860)	(167,463)
Medicines Co.	(77,227)	(2,219,503)
MGM Resorts International	(191,347)	(5,998,728)
National Beverage Corp.	(1,761)	(172,401)
Navistar International Corp.	(11,717)	(495,746)
Nektar Therapeutics	(40,398)	(973,187)
Netflix, Inc.	(3,530)	(693,397)
Patterson-UTI Energy, Inc.	(89,061)	(1,761,626)
Penumbra, Inc.	(52,953)	(5,324,424)
Physicians Realty Trust	(241,315)	(4,194,054)
Pioneer Natural Resources Co.	(16,552)	(2,477,337)
PTC, Inc.	(4,514)	(299,955)
Sherwin-Williams Co.	(18,835)	(7,442,650)
Snyder’s-Lance, Inc.	(52,064)	(1,959,168)
Square, Inc.	(17,296)	(643,238)
Starwood Waypoint Homes REIT	(6,020)	(218,586)
Targa Resources Corp.	(2,520)	(104,579)
TransDigm Group, Inc.	(11,827)	(3,281,992)
Tronox, Ltd., Class A Class A	(31,868)	(843,545)
Tyler Technologies, Inc.	(3,022)	(535,770)
Under Armour, Inc., Class C	(3,653)	(42,119)
Uniti Group, Inc.	(115,817)	(2,026,797)
Universal Health Services, Inc.	(16,159)	(1,659,529)
US Silica Holdings, Inc.	(13,521)	(412,525)
Vereit, Inc.	(263,941)	(2,082,494)
ViaSat, Inc.	(96,210)	(6,263,270)
Wabtec Corp.	(2,682)	(205,172)
Wells Fargo & Co.	(173,657)	(9,749,103)
WP Carey, Inc.	(8,934)	(608,852)
Zillow Group, Inc.	(217,989)	(8,998,585)
Zimmer Biomet Holdings, Inc.	(23,898)	(2,906,474)

		(196,974,852)

Total Reference Entity — Short		(313,007,349)

Net Value of Reference Entity — Goldman Sachs & Co.		$17,763,508

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2017, expiration dates 8/16/18 — 5/20/19:

	Shares	Value
Reference Entity — Long

Argentina
Adecoagro SA	44,756	$454,675
Globant SA	7,043	265,617

		720,292
Bermuda
Assured Guaranty Ltd.	17,709	656,986
Golar LNG Ltd.	17,357	366,735
Marvell Technology Group Ltd.	40,695	751,619
Nabors Industries Ltd.	11,564	65,087
Triton International Ltd.	3,995	159,382

		1,999,809
Canada
Canada Goose Holdings, Inc.	6,739	144,663

China
China Biologic Products Holdings, Inc.	444	34,412

Israel
Orbotech Ltd.	1,460	65,246
SodaStream International Ltd.	4,461	283,986

		349,232
Ivory Coast
Fabrinet	461	17,049

Jersey
Novocure Ltd.	3,814	82,292

Netherlands
Aegon NV	5,181	30,390
Constellium NV, Class A	8,806	98,604
QIAGEN NV	2,920	98,848
Wright Medical Group NV	7,287	190,970

		418,812
Spain
Atlantica Yield PLC	13,919	311,416

United Kingdom
Cardtronics PLC, Class A	7,001	160,310
Coca-Cola European Partners PLC	9,398	383,989
Delphi Automotive PLC	11,256	1,118,608
Ensco PLC, Class A	176,862	953,273
Ferroglobe PLC	2,200	35,165
IHS Markit Ltd.	10,034	427,536
International Game Technology PLC	8,698	204,390

		3,283,271

	Shares	Value
United States
3D Systems Corp.	5,445	$67,409
AAR Corp.	3,846	149,571
Aaron’s, Inc.	6,607	243,137
Acadia Healthcare Co., Inc.	911	28,569
ACCO Brands Corp.	41,521	541,849
Activision Blizzard, Inc.	4,244	277,939
Acxiom Corp.	5,906	148,595
Adtalem Global Education, Inc.	3,620	133,759
Advance Auto Parts, Inc.	9,039	738,848
Advanced Micro Devices, Inc.	4,261	46,807
Agilent Technologies, Inc.	25,866	1,759,664
Aircastle Ltd.	8,170	190,034
Alaska Air Group, Inc.	10,149	670,138
Alexandria Real Estate Equities, Inc.	4,861	602,569
Align Technology, Inc.	1,096	261,922
Allergan PLC	498	88,260
Allstate Corp.	1,115	104,654
Altra Industrial Motion Corp.	3,879	185,804
Altria Group, Inc.	2,153	138,265
AMC Networks, Inc., Class A	3,558	181,031
Ameren Corp.	39,559	2,452,262
American Financial Group, Inc.	13,017	1,373,163
Ameriprise Financial, Inc.	5,312	831,540
AmerisourceBergen Corp.	8,516	655,306
AMETEK, Inc.	17,684	1,193,493
Amphenol Corp., Class A	30,116	2,620,092
Anixter International, Inc.	380	26,106
ANSYS, Inc.	3,036	415,051
Apache Corp.	8,118	335,841
Arch Coal, Inc., Class A	331	25,295
Arconic, Inc.	1,474	37,027
Argan, Inc.	5,524	379,775
ARRIS International PLC	10,236	291,726
Aspen Insurance Holdings Ltd.	12,157	521,535
Aspen Technology, Inc.	524	33,808
Associated Banc-Corp	22,066	558,270
athenahealth, Inc.	328	41,944
Atlas Air Worldwide Holdings, Inc.	389	23,865
Autodesk, Inc.	245	30,615
Automatic Data Processing, Inc.	7,599	883,459
Axis Capital Holdings Ltd.	26,074	1,418,165
Baker Hughes a GE Co.	6,866	215,798
BB&T Corp.	4,660	229,458
Black Hills Corp.	23,700	1,546,662
BMC Stock Holdings, Inc.	1,508	32,346
Boise Cascade Co.	12,110	429,299
Booz Allen Hamilton Holding Corp.	12,243	462,663
BorgWarner, Inc.	26,448	1,394,338
Bottomline Technologies, Inc.	4,253	138,477
Brady Corp., Class A	19,973	759,972
Broadridge Financial Solutions, Inc.	16,059	1,379,789

20	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
United States (continued)
Brown & Brown, Inc.	13,259	$660,828
Bruker Corp.	3,222	101,171
Brunswick Corp.	19,912	1,008,543
Builders FirstSource, Inc.	15,002	270,336
Burlington Stores, Inc.	8,881	833,837
Cabot Corp.	8,131	495,666
CACI International, Inc., Class A	651	93,581
Caesars Entertainment Corp.	40,433	523,607
Caleres, Inc.	7,358	201,094
Callaway Golf Co.	26,038	375,728
Callidus Software, Inc.	818	20,736
Cambrex Corp.	8,471	366,370
Capitol Federal Financial, Inc.	14,151	195,142
Cardinal Health, Inc.	13,229	818,875
Carnival Corp.	7,008	465,261
Carrizo Oil & Gas, Inc.	1,315	23,262
Cars.com, Inc.	4,861	115,789
CBRE Group, Inc., Class A	1,563	61,457
CDK Global, Inc.	7,477	475,238
Charles Schwab Corp.	22,543	1,010,828
Chemours Co.	2,588	146,506
Children’s Place, Inc.	2,617	284,729
Church & Dwight Co., Inc.	11,270	509,066
Cintas Corp.	3,055	455,317
CIT Group, Inc.	9,729	453,566
Clorox Co.	6,811	861,796
CME Group, Inc.	6,780	930,012
CMS Energy Corp.	64,574	3,123,444
Cogent Communications Holdings, Inc.	5,180	279,202
Cognizant Technology Solutions Corp., Class A	6,362	481,412
Colfax Corp.	9,026	376,474
CONSOL Energy, Inc.	3,755	60,568
Consolidated Communications Holdings, Inc.	12,573	241,024
Copart, Inc.	12,736	462,189
Coresite Realty Corp.	421	46,626
Corning, Inc.	34,679	1,085,799
Cotiviti Holdings, Inc.	1,385	48,696
Dana, Inc.	2,384	72,688
Dave & Buster’s Entertainment, Inc.	4,868	234,637
DCT Industrial Trust, Inc.	11,742	681,271
Dean Foods Co.	16,556	161,421
Deckers Outdoor Corp.	1,863	127,131
Delek US Holdings, Inc.	4,713	122,773
DiamondRock Hospitality Co.	90,511	982,949
Dillard’s, Inc., Class A	3,215	163,322
DowDuPont, Inc.	10,729	775,814
DTE Energy Co.	2,670	294,928
Duke Energy Corp.	10,207	901,380
E*Trade Financial Corp.	2,301	100,300

	Shares	Value
United States (continued)
Eagle Bancorp, Inc.	2,022	$134,766
Eaton Vance Corp.	6,093	307,513
Edgewell Personal Care Co.	7,889	512,233
El Paso Electric Co.	4,322	248,515
Eldorado Resorts, Inc.	2,173	55,846
Emerson Electric Co.	8,226	530,248
Entegris, Inc.	1,908	62,487
Envestnet, Inc.	4,229	225,828
Estee Lauder Cos., Inc., Class A	3,310	370,091
Everest Re Group Ltd.	89	21,133
Expeditors International of Washington, Inc.	2,771	161,771
Express Scripts Holding Co.	751	46,029
Extreme Networks, Inc.	17,221	206,652
Facebook, Inc., Class A	6,656	1,198,479
Fidelity National Information Services, Inc.	5,619	521,218
First American Financial Corp.	2,308	125,601
First Interstate Bancsystem, Inc., Class A	12,059	473,918
Fiserv, Inc.	1,049	135,772
FormFactor, Inc.	2,198	40,003
Fortune Brands Home & Security, Inc.	21,299	1,407,012
Fox Factory Holding Corp.	2,751	117,055
Frontier Communications Corp.	16,056	194,438
G-III Apparel Group Ltd.	4,705	119,224
Gartner, Inc.	8,365	1,048,218
GATX Corp.	1,087	64,578
GGP, Inc.	18,920	368,183
Gibraltar Industries, Inc.	15,332	509,789
Gogo, Inc.	12,377	123,027
Gramercy Property Trust	6,642	197,267
Grand Canyon Education, Inc.	1,442	129,073
Gray Television, Inc.	5,290	82,365
Great Plains Energy, Inc.	5,850	192,055
GTT Communications, Inc.	1,847	67,323
Haemonetics Corp.	2,998	142,585
Hain Celestial Group, Inc.	983	35,407
Hanover Insurance Group, Inc.	3,943	387,912
Harris Corp.	2,768	385,638
Hawaiian Holdings, Inc.	13,063	437,610
HCP, Inc.	1,750	45,220
HEICO Corp.	369	33,461
Henry Schein, Inc.	7,920	622,512
Hershey Co.	5,395	572,841
Hewlett Packard Enterprise Co.	1,823	25,376
HMS Holdings Corp.	6,381	122,770
Hologic, Inc.	11,592	438,757
Home BancShares, Inc.	19,465	437,573
Honeywell International, Inc.	21,339	3,076,230
Hope Bancorp, Inc.	28,752	530,474
Hormel Foods Corp.	70,002	2,181,262

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
United States (continued)
Hortonworks, Inc.	2,841	$46,905
Hubbell, Inc.	4,840	608,969
Humana, Inc.	932	237,986
Huntington Ingalls Industries, Inc.	3,592	836,325
Iberiabank Corp.	3,063	225,896
IDEXX Laboratories, Inc.	2,060	342,310
Imperva, Inc.	5,323	227,292
Ingersoll-Rand PLC	5,053	447,696
Innospec, Inc.	6,147	380,192
Insight Enterprises, Inc.	7,450	335,622
Installed Building Products, Inc.	335	23,349
Intercontinental Exchange, Inc.	40,201	2,657,286
InterDigital, Inc.	7,322	537,068
International Bancshares Corp.	674	27,364
Investors Bancorp, Inc.	28,677	394,308
Invitation Homes, Inc.	5,245	118,379
IPG Photonics Corp.	2,417	514,603
ITT, Inc.	8,621	402,083
Jack in the Box, Inc.	789	81,669
Jagged Peak Energy, Inc.	5,536	76,895
Jones Lang LaSalle, Inc.	1,411	182,710
KAR Auction Services, Inc.	7,523	356,063
Kennametal, Inc.	809	35,313
KeyCorp	36,540	666,855
Kimco Realty Corp.	2,026	36,792
KLA-Tencor Corp.	15,632	1,702,168
Knowles Corp.	5,210	86,277
Kohl’s Corp.	13,218	551,983
La Quinta Holdings, Inc.	25,836	455,230
Laredo Petroleum, Inc.	16,804	200,303
Lear Corp.	1,346	236,344
Leidos Holdings, Inc.	23,903	1,494,415
LendingClub Corp.	30,802	175,263
LHC Group, Inc.	2,305	153,997
Liberty Ventures, Series A	2,072	118,021
Lincoln Electric Holdings, Inc.	14,903	1,366,158
Lincoln National Corp.	3,196	242,193
Littelfuse, Inc.	1,929	403,161
LogMeIn, Inc.	1,119	135,455
Lowe’s Cos., Inc.	37,928	3,032,343
LPL Financial Holdings, Inc.	2,692	133,550
Luxoft Holding, Inc.	10,334	481,047
Marathon Petroleum Corp.	1,330	79,454
Match Group, Inc.	3,502	93,643
Matthews International Corp., Class A	1,657	104,142
Maxim Integrated Products, Inc.	7,416	389,636
MaxLinear, Inc., Class A	1,200	29,364
McDonald’s Corp.	3,092	516,085
McKesson Corp.	3,828	527,804
Merck & Co., Inc.	11,546	636,069
Mercury General Corp.	4,917	275,204
MetLife, Inc.	7,146	382,882

	Shares	Value
United States (continued)
Mettler-Toledo International, Inc.	1,224	$835,539
Microchip Technology, Inc.	2,151	203,915
MicroStrategy, Inc., Class A	4,053	536,050
Mid-America Apartment Communities, Inc.	7,008	717,269
Moelis & Co., Class A	7,542	322,420
Molson Coors Brewing Co., Class B	8,619	697,018
Motorola Solutions, Inc.	15,521	1,405,271
MRC Global, Inc.	32,069	549,983
MSC Industrial Direct Co., Inc., Class A	182	15,088
Mueller Water Products, Inc., Series A	51,482	614,695
National Storage Affiliates Trust	788	19,534
NETGEAR, Inc.	11,675	544,638
New York Times Co., Class A	3,241	61,903
Newmont Mining Corp.	36,919	1,334,991
Nexstar Media Group, Inc., Class A	6,801	433,904
NIC, Inc.	36,043	612,731
Noble Energy, Inc.	10,583	294,948
Norfolk Southern Corp.	5,112	671,819
Norwegian Cruise Line Holdings Ltd.	10,615	591,786
Novanta, Inc.	3,804	179,929
NOW, Inc.	12,951	162,146
NRG Yield, Inc., Class C	5,234	97,352
Nuance Communications, Inc.	34,552	509,296
NVIDIA Corp.	2,136	441,746
NxStage Medical, Inc.	2,247	60,556
Oasis Petroleum, Inc.	40,515	382,866
OGE Energy Corp.	9,799	360,995
Old National Bancorp	17,107	311,347
Ollie’s Bargain Outlet Holdings, Inc.	3,272	146,095
OraSure Technologies, Inc.	3,935	77,716
Oshkosh Corp.	4,184	383,087
Outfront Media, Inc.	7,075	165,908
Owens-Illinois, Inc.	15,934	380,663
PACCAR, Inc.	21,237	1,523,330
PacWest Bancorp	19,616	947,845
Party City Holdco, Inc.	27,105	302,220
Peabody Energy Corp.	4,588	141,723
Pegasystems, Inc.	813	47,398
Penske Automotive Group, Inc.	14,143	659,346
Performance Food Group Co.	603	17,065
Pinnacle Foods, Inc.	3,789	206,197
Pinnacle West Capital Corp.	35,228	3,089,848
Piper Jaffray Cos.	6,382	466,524
Platform Specialty Products Corp.	55,553	594,417
PNM Resources, Inc.	4,277	185,622
Portland General Electric Co.	27,621	1,318,626
PPL Corp.	59,253	2,225,542
PQ Group Holdings, Inc.	7,097	116,391
Prestige Brands Holdings, Inc.	4,227	198,246

22	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
United States (continued)
Primoris Services Corp.	4,197	$118,649
Principal Financial Group, Inc.	45,550	2,999,467
Progressive Corp.	19,238	935,928
Proofpoint, Inc.	1,521	140,555
ProPetro Holding Corp.	10,536	160,463
Prosperity Bancshares, Inc.	12,205	802,845
Prudential Financial, Inc.	1,247	137,743
Public Storage	3,010	623,822
Pure Storage, Inc., Class A	2,712	44,558
QEP Resources, Inc.	10,592	94,798
Quad/Graphics, Inc.	5,293	120,627
Quest Diagnostics, Inc.	20,793	1,949,967
Raymond James Financial, Inc.	4,595	389,564
Raytheon Co.	7,103	1,279,960
Realogy Holdings Corp.	2,938	94,985
Redfin Corp.	3,930	92,512
Regal-Beloit Corp.	1,759	142,743
RenaissanceRe Holdings Ltd.	183	25,320
REV Group, Inc.	5,321	137,282
Rexford Industrial Realty, Inc.	5,750	170,717
Rexnord Corp.	14,379	366,952
RingCentral, Inc., Class A	3,968	167,251
RLJ Lodging Trust	4,610	99,852
Rockwell Automation, Inc.	4,899	983,817
Rogers Corp.	1,582	240,590
Roper Technologies, Inc.	1,568	404,810
Royal Caribbean Cruises Ltd.	8,534	1,056,253
RPC, Inc.	10,796	262,451
RPM International, Inc.	21,079	1,124,143
S&P Global, Inc.	3,235	506,180
Scorpio Tankers, Inc.	87,863	312,792
SEACOR Marine Holdings, Inc.	1	14
Select Income REIT	3,602	87,024
Select Medical Holdings Corp.	2,193	41,996
Semtech Corp.	5,852	240,224
ServiceMaster Global Holdings, Inc.	1,484	69,911
Shutterstock, Inc.	1,994	77,746
Sinclair Broadcast Group, Inc., Class A	606	19,210
Snap, Inc., Class A	3,302	50,652
Snap-on, Inc.	3,813	601,615
Spirit Aerosystems Holdings, Inc., Class A	2,090	167,409
Sprint Corp.	115,340	754,323
Sprouts Farmers Market, Inc.	21,240	392,727
Starbucks Corp.	12,342	676,835
State Street Corp.	10,846	997,832
Steel Dynamics, Inc.	2,472	91,983
Summit Hotel Properties, Inc.	16,430	259,758
Sunstone Hotel Investors, Inc.	12,805	208,977
SunTrust Banks, Inc.	6,129	369,027
SVB Financial Group	104	22,805

	Shares	Value
United States (continued)
Synchrony Financial	1,355	$44,200
Take-Two Interactive Software, Inc.	1,160	128,354
Tanger Factory Outlet Centers, Inc.	33,502	762,170
Target Corp.	5,227	308,602
Taylor Morrison Home Corp., Class A	32,408	782,653
TD Ameritrade Holding Corp.	33,854	1,692,361
TEGNA, Inc.	16,879	206,430
Tenneco, Inc.	17,216	1,000,422
Terreno Realty Corp.	8,062	296,036
Texas Instruments, Inc.	25,058	2,422,858
TherapeuticsMD, Inc.	11,109	52,434
TiVo Corp.	12,737	231,176
TJX Cos., Inc.	3,602	251,419
TriNet Group, Inc.	3,962	137,560
TrueCar, Inc.	13,610	220,210
Tutor Perini Corp.	5,175	145,935
U.S. Bancorp	11,693	635,865
UGI Corp.	1,745	83,515
Ultra Petroleum Corp.	2,532	20,104
Union Pacific Corp.	8,351	966,962
United States Steel Corp.	7,806	197,648
UnitedHealth Group, Inc.	1,037	217,998
Univar, Inc.	2,505	74,523
Universal Forest Products, Inc.	500	56,450
Unum Group	19,175	997,867
Urban Edge Properties	1,841	43,190
Vectren Corp.	44,410	3,026,097
Venator Materials PLC	3,517	87,925
Viacom, Inc., Class B	15,553	373,738
Visa, Inc., Class A	28,356	3,118,593
Visteon Corp.	362	45,626
Voya Financial, Inc.	10,615	426,298
Vulcan Materials Co.	577	70,250
VWR Corp.	13,919	460,719
WageWorks, Inc.	9,965	635,268
Warrior Met Coal, Inc.	1,352	35,179
Weingarten Realty Investors	9,189	279,805
Welbilt, Inc.	812	17,912
Wendy’s Co.	64,327	978,413
Westar Energy, Inc.	8,809	471,105
Western Digital Corp.	2,039	182,021
Whiting Petroleum Corp.	33,265	199,922
WildHorse Resource Development Corp.	11,359	147,780
World Fuel Services Corp.	1,638	45,536
WPX Energy, Inc.	31,730	357,914
WR Grace & Co.	3,836	293,415
Xperi Corp.	8,802	202,446
Zebra Technologies Corp., Class A	2,305	267,357
Zions Bancorporation	855	39,723

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
United States (continued)
Zoetis, Inc.	7,985	$509,603

		164,684,607

Total Reference Entity — Long		172,045,855

Reference Entity — Short

Argentina
MercadoLibre, Inc.	(274)	(65,754)

Bermuda
Helen of Troy Ltd.	(8,958)	(832,153)
XL Group, Ltd.	(27,707)	(1,121,257)

		(1,953,410)
Canada
IMAX Corp.	(4,453)	(107,940)
Lululemon Athletica, Inc.	(1,317)	(80,963)

		(188,903)
China
Hollysys Automation Technologies Ltd.	(14,010)	(314,479)
Sohu.com, Inc.	(1,545)	(88,375)

		(402,854)
Ireland
Accenture PLC, Class A Class A	(1,999)	(284,547)
ICON PLC	(190)	(22,553)
Jazz Pharmaceuticals PLC	(278)	(39,315)

		(346,415)
Netherlands
Cimpress NV	(3,176)	(346,583)
InterXion Holding NV	(11,802)	(630,063)

		(976,646)
Norway
Ship Finance International, Ltd.	(27,894)	(415,530)

Singapore
Broadcom Ltd.	(343)	(90,430)

Switzerland
Garmin, Ltd.	(3,948)	(223,451)
TE Connectivity, Ltd.	(1,523)	(138,502)

		(361,953)
United Kingdom
CNH Industrial NV	(27,841)	(353,563)
Fiat Chrysler Automobiles NV	(2,730)	(47,347)

	Shares	Value
United Kingdom (continued)
Michael Kors Holdings Ltd.	(3,437)	$(167,742)
Pentair PLC	(427)	(30,068)
Willis Towers Watson PLC	(12,615)	(2,032,006)

		(2,630,726)
United States
2U, Inc.	(10,730)	(682,750)
3M Co.	(5,591)	(1,286,992)
A Schulman, Inc.	(409)	(16,073)
Abbott Laboratories	(7,060)	(382,864)
ABM Industries, Inc.	(655)	(27,490)
Adobe Systems, Inc.	(10,738)	(1,880,868)
Adtran, Inc.	(15,070)	(317,977)
Advisory Board Co.	(12,892)	(695,201)
Aerojet Rocketdyne Holdings, Inc.	(1,054)	(33,285)
AGNC Investment Corp. REIT	(16,057)	(323,227)
Air Transport Services Group, Inc.	(4,398)	(106,431)
Akamai Technologies, Inc.	(22,993)	(1,201,384)
Allegheny Technologies, Inc.	(9,026)	(227,274)
Allegiant Travel Co.	(5,946)	(811,034)
ALLETE, Inc.	(22,902)	(1,794,371)
Alliance Data Systems Corp.	(2,197)	(491,535)
Amazon.com, Inc.	(812)	(897,487)
AMERCO, Inc.	(931)	(365,548)
American Express Co.	(8,289)	(791,765)
American States Water Co.	(17,062)	(917,082)
American Woodmark Corp.	(4,337)	(418,954)
AMN Healthcare Services, Inc.	(4,369)	(191,799)
Annaly Capital Management, Inc.	(75,596)	(866,330)
Apollo Commercial Real Estate Finance, Inc.	(54,812)	(990,453)
Apple Hospitality REIT, Inc.	(11,472)	(217,279)
AptarGroup, Inc.	(6,043)	(526,164)
Arch Capital Group Ltd.	(6,454)	(643,076)
Arrow Electronics, Inc.	(6,160)	(514,914)
Ashland Global Holdings, Inc.	(3,075)	(209,038)
Athene Holding Ltd., Class A	(5,120)	(266,905)
Atkore International Group, Inc.	(1,965)	(37,944)
AutoZone, Inc.	(1,801)	(1,061,689)
Avis Budget Group, Inc.	(6,920)	(285,450)
Avnet, Inc.	(21,689)	(863,222)
Axalta Coating Systems, Ltd.	(2,011)	(66,865)
Balchem Corp.	(9,844)	(829,751)
Ball Corp.	(16,587)	(712,080)
Bank of America Corp.	(52,485)	(1,437,564)
Barnes Group, Inc.	(3,120)	(203,081)
Baxter International, Inc.	(943)	(60,795)
Bed Bath & Beyond, Inc.	(5,732)	(114,067)
Benchmark Electronics, Inc.	(2,454)	(75,951)
Bio-Rad Laboratories, Inc.	(144)	(31,649)
Bio-Techne Corp.	(2,236)	(292,960)
Blackbaud, Inc.	(4,320)	(437,616)

24	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
United States (continued)
Blackhawk Network Holdings, Inc.	(1,559)	$(52,928)
Blue Buffalo Pet Products, Inc.	(19,639)	(568,156)
Brandywine Realty Trust	(10,271)	(179,640)
Brighthouse Financial, Inc.	(30,520)	(1,897,733)
Buffalo Wild Wings, Inc.	(2,320)	(274,224)
Bunge, Ltd.	(1,516)	(104,270)
Cabot Microelectronics Corp.	(263)	(25,424)
CalAtlantic Group, Inc.	(15,856)	(782,335)
California Water Service Group	(2,552)	(107,184)
Callon Petroleum Co.	(6,992)	(77,541)
CareTrust REIT, Inc.	(2,028)	(38,329)
Caterpillar, Inc.	(5,523)	(750,023)
Centene Corp.	(2,227)	(208,603)
CenterPoint Energy, Inc.	(38,288)	(1,132,559)
Cerner Corp.	(1,017)	(68,668)
CF Industries Holdings, Inc.	(14,832)	(563,319)
Chipotle Mexican Grill, Inc.	(1,202)	(326,824)
Ciena Corp.	(22,810)	(485,168)
Cimarex Energy Co.	(4,180)	(488,767)
Cinemark Holdings, Inc.	(3,472)	(126,172)
Cisco Systems, Inc.	(29,610)	(1,011,181)
Coca-Cola Co.	(30,444)	(1,399,815)
Comerica, Inc.	(5,326)	(418,464)
Concho Resources, Inc.	(8,007)	(1,074,619)
Conmed Corp.	(288)	(15,039)
ConocoPhillips	(770)	(39,385)
Constellation Brands, Inc.	(4,239)	(928,722)
Cooper Cos., Inc.	(1,026)	(246,506)
Core-Mark Holding Co., Inc.	(11,321)	(385,593)
Costco Wholesale Corp.	(3,599)	(579,727)
Coty, Inc., Class A	(10,808)	(166,443)
Coupa Software, Inc.	(2,900)	(100,775)
Covanta Holding Corp.	(65,966)	(1,062,052)
Credit Acceptance Corp.	(1,944)	(557,403)
Cree, Inc.	(27,764)	(991,175)
Crown Holdings, Inc.	(11,609)	(698,513)
CSG Systems International, Inc.	(1,765)	(74,730)
Cubic Corp.	(2,355)	(128,465)
Customers Bancorp, Inc.	(11,401)	(311,703)
CVB Financial Corp.	(3,602)	(85,943)
Darden Restaurants, Inc.	(5,323)	(437,923)
DaVita HealthCare Partners, Inc.	(10,334)	(627,687)
Dentsply Sirona, Inc.	(840)	(51,299)
Diebold, Inc.	(11,835)	(228,415)
Digital Realty Trust, Inc.	(5,157)	(610,795)
Discover Financial Services	(14,589)	(970,606)
Discovery Communications, Inc.	(4,691)	(88,566)
Domino’s Pizza, Inc.	(619)	(113,277)
Domtar Corp.	(7,883)	(373,023)
Dorman Products, Inc.	(4,549)	(314,381)
Dover Corp.	(3,727)	(355,891)
DST Systems, Inc.	(396)	(23,213)

	Shares	Value
United States (continued)
Dunkin’ Brands Group, Inc.	(4,389)	$(259,258)
DXC Technology Co.	(5,283)	(483,500)
Dycom Industries, Inc.	(4,707)	(413,416)
Dynegy, Inc.	(1,712)	(21,314)
Eagle Materials, Inc.	(1,032)	(108,948)
Eastman Chemical Co.	(1,936)	(175,808)
EchoStar Corp.	(1,004)	(56,174)
Electronics For Imaging, Inc.	(6,543)	(201,917)
Ellie Mae, Inc.	(1,533)	(137,893)
EnPro Industries, Inc.	(7,173)	(600,667)
EPAM Systems, Inc.	(2,529)	(230,518)
Equity Commonwealth	(26,023)	(781,991)
EW Scripps Co.	(6,099)	(105,756)
Exelon Corp.	(55,564)	(2,234,228)
ExlService Holdings, Inc.	(2,906)	(181,392)
Exponent, Inc.	(1,685)	(124,437)
Exxon Mobil Corp.	(3,534)	(294,559)
FactSet Research Systems, Inc.	(2,813)	(534,104)
Federated Investors, Inc., Class B Class B	(38,012)	(1,181,033)
FedEx Corp.	(8,316)	(1,877,836)
Finisar Corp.	(17,897)	(421,295)
FireEye, Inc.	(7,875)	(133,245)
FirstEnergy Corp.	(75,158)	(2,476,456)
Five Below, Inc.	(2,005)	(110,776)
Flex, Ltd.	(16,920)	(301,176)
Flowers Foods, Inc.	(20,751)	(394,891)
Foot Locker, Inc.	(2,654)	(79,832)
Franklin Electric Co., Inc.	(4,774)	(217,217)
Fulton Financial Corp.	(2,407)	(43,807)
GameStop Corp., Class A	(7,124)	(133,147)
Gap, Inc.	(6,250)	(162,437)
GCP Applied Technologies, Inc.	(1,328)	(38,844)
General Electric Co.	(82,051)	(1,654,148)
General Mills, Inc.	(1,448)	(75,180)
Genpact, Ltd.	(18,224)	(554,921)
Gentherm, Inc.	(6,568)	(220,028)
Genuine Parts Co.	(7,348)	(648,314)
Glaukos Corp.	(2,784)	(98,303)
Goodyear Tire & Rubber Co.	(10,920)	(334,043)
Graphic Packaging Holding Co.	(20,912)	(323,927)
GrubHub, Inc.	(2,240)	(136,685)
Guess?, Inc.	(14,984)	(242,890)
Gulfport Energy Corp.	(8,934)	(122,396)
Halyard Health, Inc.	(5,835)	(245,945)
Harley-Davidson, Inc.	(20,043)	(948,835)
HB Fuller Co.	(2,141)	(121,758)
HCA Holdings, Inc.	(23,312)	(1,763,553)
Healthcare Services Group, Inc.	(7,384)	(390,540)
HealthEquity, Inc.	(1,665)	(83,616)
Helix Energy Solutions Group, Inc.	(6,466)	(44,098)
Herc Holdings, Inc.	(1,187)	(57,522)

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
United States (continued)
Hertz Global Holdings, Inc.	(4,196)	$(104,354)
Hexcel Corp.	(922)	(55,956)
HFF, Inc., Class A	(6,949)	(304,783)
Hill-Rom Holdings, Inc.	(738)	(59,564)
HollyFrontier Corp.	(13,591)	(502,187)
Horace Mann Educators Corp.	(7,514)	(329,113)
Horizon Pharma PLC	(10,889)	(147,655)
The Howard Hughes Corp.	(1,363)	(173,959)
IAC/InterActiveCorp	(2,678)	(345,596)
ICU Medical, Inc.	(3,131)	(598,334)
II-VI, Inc.	(1,693)	(76,523)
ILG, Inc.	(31,809)	(943,773)
Illumina, Inc.	(928)	(190,416)
Impax Laboratories, Inc.	(5,497)	(99,770)
Infinera Corp.	(3,723)	(31,161)
Innophos Holdings, Inc.	(455)	(22,263)
Integrated Device Technology, Inc.	(12,975)	(403,133)
Intel Corp.	(12,222)	(555,979)
Interface, Inc.	(10,252)	(233,745)
International Business Machines Corp.	(5,359)	(825,607)
International Flavors & Fragrances, Inc.	(885)	(130,466)
Iqvia Holdings, Inc.	(17,722)	(1,915,748)
J&J Snack Foods Corp.	(12,792)	(1,703,510)
John Bean Technologies Corp.	(3,557)	(380,243)
Johnson & Johnson	(6,351)	(885,393)
Johnson Controls International PLC	(14,492)	(599,824)
JPMorgan Chase & Co.	(17,602)	(1,770,937)
Juniper Networks, Inc.	(30,742)	(763,324)
Kaman Corp.	(8,012)	(448,191)
Kemper Corp.	(2,302)	(147,558)
Keysight Technologies, Inc.	(15,325)	(684,567)
Kinder Morgan, Inc.	(29,704)	(537,939)
KLX, Inc.	(6,646)	(364,599)
Kratos Defense & Security Solutions, Inc.	(4,997)	(60,164)
L Brands, Inc.	(14,323)	(616,462)
LaSalle Hotel Properties	(11,349)	(320,155)
Leggett & Platt, Inc.	(992)	(46,882)
Lennar Corp.	(669)	(37,243)
Lennox International, Inc.	(2,869)	(548,352)
Life Storage, Inc.	(12,736)	(1,029,323)
Lindsay Corp.	(2,066)	(189,163)
Lions Gate Entertainment Corp.	(5,442)	(150,525)
Lithia Motors, Inc., Class A	(1,644)	(186,068)
Live Nation Entertainment, Inc.	(13,974)	(611,781)
LKQ Corp.	(745)	(28,079)
Lumentum Holdings, Inc.	(4,757)	(300,404)
LyondellBasell Industries NV, Class A	(14,984)	(1,551,293)
M&T Bank Corp.	(14,748)	(2,459,524)

	Shares	Value
United States (continued)
M/A-COM Technology Solutions Holdings, Inc.	(2,037)	$(83,272)
Mallinckrodt PLC	(481)	(15,233)
Markel Corp.	(89)	(96,502)
MarketAxess Holdings, Inc.	(263)	(45,762)
Marriott Vacations Worldwide Corp.	(889)	(117,010)
Masonite International Corp.	(1,197)	(80,318)
Mattel, Inc.	(7,898)	(111,519)
MAXIMUS, Inc.	(9,911)	(658,387)
MDC Holdings, Inc.	(7,415)	(274,651)
MDU Resources Group, Inc.	(45,913)	(1,255,720)
MGM Resorts International	(566)	(17,744)
MKS Instruments, Inc.	(194)	(21,078)
Molina Healthcare, Inc.	(2,475)	(167,879)
Monro Muffler Brake, Inc.	(5,357)	(264,368)
Moody’s Corp.	(3,874)	(551,696)
Moog, Inc., Class A	(9,504)	(834,071)
Morningstar, Inc.	(4,972)	(423,664)
Mosaic Co.	(39,753)	(888,082)
MSA Safety, Inc.	(1,209)	(96,115)
Mueller Industries, Inc.	(39,354)	(1,367,551)
MuleSoft, Inc.	(4,704)	(110,026)
Multi-Color Corp.	(2,168)	(179,293)
Murphy USA, Inc.	(1,165)	(86,629)
Mylan NV	(13,589)	(485,263)
MyoKardia, Inc.	(1,000)	(38,450)
National Beverage Corp.	(1,604)	(157,031)
National Health Investors, Inc.	(2,432)	(185,294)
National Instruments Corp.	(1,592)	(71,640)
National Oilwell Varco, Inc.	(13,710)	(468,745)
Navistar International Corp.	(5,962)	(252,252)
NCR Corp.	(5,892)	(189,074)
Neenah Paper, Inc.	(9,692)	(841,265)
Nektar Therapeutics	(10,398)	(250,488)
Neogen Corp.	(6,575)	(527,315)
Netflix, Inc.	(2,731)	(536,450)
New Jersey Resources Corp.	(2,885)	(128,238)
News Corp., Class A Class A	(11,666)	(159,357)
Nielsen Holdings PLC	(5,524)	(204,774)
NIKE, Inc., Class B	(3,541)	(194,719)
Northwest Bancshares, Inc.	(2,940)	(49,598)
Northwest Natural Gas Co.	(17,845)	(1,184,015)
O’Reilly Automotive, Inc.	(741)	(156,314)
Omega Healthcare Investors, Inc.	(6,746)	(194,689)
Oxford Industries, Inc.	(1,777)	(114,794)
Pacific Premier Bancorp, Inc.	(15,130)	(611,252)
Palo Alto Networks, Inc.	(1,088)	(160,153)
Patterson Cos., Inc.	(2,615)	(96,755)
PBF Energy, Inc., Class A	(584)	(16,918)
Penumbra, Inc.	(3,022)	(303,862)
PepsiCo, Inc.	(3,677)	(405,315)

26	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
United States (continued)
PerkinElmer, Inc.	(1,721)	$(124,462)
Phillips 66	(1,339)	(121,956)
Pioneer Natural Resources Co.	(6,372)	(953,697)
Pitney Bowes, Inc.	(31,918)	(438,553)
Plexus Corp.	(7,160)	(439,839)
Polaris Industries, Inc.	(3,055)	(361,803)
PolyOne Corp.	(31,418)	(1,447,427)
PRA Group, Inc.	(25,124)	(700,959)
PriceSmart, Inc.	(7,260)	(608,388)
Primerica, Inc.	(563)	(49,825)
Procter & Gamble Co.	(4,839)	(417,799)
Progress Software Corp.	(17,826)	(754,574)
Proto Labs, Inc.	(14,921)	(1,301,857)
PTC, Inc.	(2,090)	(138,880)
Public Service Enterprise Group, Inc.	(50,164)	(2,468,069)
PVH Corp.	(672)	(85,216)
Qualys, Inc.	(38)	(2,010)
Quotient Technology, Inc.	(104)	(1,627)
Radian Group, Inc.	(29,242)	(612,912)
Rambus, Inc.	(45,699)	(672,232)
Rayonier, Inc.	(41,065)	(1,231,128)
RBC Bearings, Inc.	(12,924)	(1,600,249)
Red Rock Resorts, Inc., Class A	(12,817)	(315,682)
Ross Stores, Inc.	(3,098)	(196,692)
Rowan Cos. PLC	(16,044)	(229,910)
Royal Gold, Inc.	(4,204)	(353,598)
Salesforce.com, Inc.	(10,920)	(1,117,553)
Sanderson Farms, Inc.	(2,722)	(407,129)
SCANA Corp.	(3,100)	(133,734)
Schlumberger Ltd.	(25,304)	(1,619,456)
Science Applications International Corp.	(7,676)	(562,958)
Seagate Technology PLC	(6,595)	(243,817)
SemGroup Corp., Class A	(12,911)	(336,331)
Sensient Technologies Corp.	(4,305)	(327,395)
Sherwin-Williams Co.	(5,660)	(2,236,549)
SiteOne Landscape Supply, Inc.	(6,524)	(414,339)
Six Flags Entertainment Corp.	(6,685)	(419,751)
Skechers U.S.A., Inc., Class A	(2,647)	(84,492)
SL Green Realty Corp.	(10,843)	(1,037,458)
Sleep Number Corp.	(10,079)	(327,567)
SM Energy Co.	(2,764)	(58,956)
Snyder’s-Lance, Inc.	(4,224)	(158,949)
Sonoco Products Co.	(6,762)	(350,204)
Southern Co.	(47,688)	(2,489,313)
Spirit Airlines, Inc.	(2,424)	(89,906)
Square, Inc.	(17,326)	(644,354)
Starwood Property Trust, Inc.	(17,887)	(384,749)
Starwood Waypoint Homes REIT	(1,501)	(54,501)
Sun Communities, Inc.	(13,137)	(1,185,745)
Supernus Pharmaceuticals, Inc.	(1,089)	(45,302)

	Shares	Value
United States (continued)
SYNNEX Corp.	(127)	$(17,129)
Synovus Financial Corp.	(23,658)	(1,108,377)
Syntel, Inc.	(10,439)	(243,855)
Tableau Software, Inc., Class A Class A	(11,867)	(962,295)
Tempur Sealy International, Inc.	(3,078)	(201,209)
Teradyne, Inc.	(24,738)	(1,061,013)
TerraForm Power, Inc.	(7,157)	(96,118)
Thermo Fisher Scientific, Inc.	(1,449)	(280,859)
Time, Inc.	(5,514)	(63,962)
The Timken Co.	(1,525)	(71,903)
Toll Brothers, Inc.	(10,714)	(493,272)
Torchmark Corp.	(1,696)	(142,684)
The Trade Desk, Inc., Class A	(1,533)	(101,055)
TreeHouse Foods, Inc.	(8,663)	(575,050)
Trinity Industries, Inc.	(16,100)	(523,572)
TripAdvisor, Inc.	(1,966)	(73,725)
Triumph Group, Inc.	(7,021)	(218,002)
Tronox, Ltd., Class A Class A	(8,564)	(226,689)
TrueBlue, Inc.	(6,502)	(176,204)
TTM Technologies, Inc.	(8,559)	(135,061)
Tupperware Brands Corp.	(5,427)	(318,836)
Twilio, Inc.	(1,119)	(35,752)
Twitter, Inc.	(3,854)	(79,469)
Under Armour, Inc., Class A	(24,289)	(304,098)
UniFirst Corp.	(14,459)	(2,277,292)
United Continental Holdings, Inc.	(6,826)	(399,184)
Uniti Group, Inc.	(24,061)	(421,067)
Universal Health Services, Inc.	(2,571)	(264,041)
Urban Outfitters, Inc.	(19,662)	(482,112)
USANA Health Sciences, Inc.	(9,890)	(649,773)
USG Corp.	(7,639)	(262,247)
Valmont Industries, Inc.	(2,840)	(451,276)
Vereit, Inc.	(32,090)	(253,190)
VeriFone Systems, Inc.	(27,891)	(532,160)
Verisk Analytics, Inc., Class A	(8,473)	(720,628)
ViaSat, Inc.	(19,514)	(1,270,361)
Virtu Financial, Inc., Class A	(5,837)	(82,593)
Wabtec Corp.	(1,239)	(94,783)
Waddell & Reed Financial, Inc.	(5,826)	(108,888)
Waters Corp.	(1,528)	(299,564)
Watsco, Inc.	(1,185)	(197,385)
WD-40 Co.	(8,519)	(944,331)
Western Union Co.	(92,071)	(1,828,530)
Williams-Sonoma, Inc.	(6,104)	(314,966)
Winnebago Industries, Inc.	(494)	(24,280)
Workday, Inc., Class A	(5,258)	(583,585)
WP Carey, Inc.	(4,366)	(297,543)
Wyndham Worldwide Corp.	(21,113)	(2,255,924)
Wynn Resorts Ltd.	(391)	(57,668)
Xenia Hotels & Resorts, Inc.	(21,361)	(464,815)
XPO Logistics, Inc.	(919)	(63,732)

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
United States (continued)
Zayo Group Holdings, Inc.	(7,784)	$(280,691)
Zendesk, Inc.	(7,517)	(233,027)
Zillow Group, Inc.	(6,724)	(277,566)
Zimmer Biomet Holdings, Inc.	(4,627)	(562,735)

		(164,948,160)

Total Reference Entity — Short		(172,380,781)

Net Value of Reference Entity — Goldman Sachs & Co.		$(334,926)

28	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of October 31, 2017, expiration dates 4/27/18 — 4/30/18:

	Shares	Value
Reference Entity — Long

Australia
Aristocrat Leisure Ltd.	106,685	$1,928,675
BHP Billiton Ltd.	9,324	191,966
BlueScope Steel Ltd.	76,540	753,534
Caltex Australia Ltd.	82,654	2,170,194
Cochlear Ltd.	9,831	1,324,274
CSR Ltd.	805,451	2,929,680
Fortescue Metals Group Ltd.	860,292	3,058,855
Harvey Norman Holdings Ltd.	247,120	715,822
Mineral Resources Ltd.	10,245	136,713
OZ Minerals, Ltd.	46,172	285,112
Perpetual Ltd.	37,166	1,381,270
Platinum Asset Management Ltd.	187,792	1,049,560
Qantas Airways Ltd.	470,355	2,219,897
Rio Tinto Ltd.	9,952	530,301
WorleyParsons Ltd.	280	3,008

		18,678,861
Belgium
UCB SA	952	69,246

Canada
Bank of Nova Scotia	29,357	1,895,083
Celestica, Inc.	31,973	320,941
CGI Group, Inc., Class A	2,887	153,399
Enerplus Corp.	124,428	1,140,980
Intact Financial Corp.	2,025	165,516
Kinross Gold Corp.	153,983	608,719
Manulife Financial Corp.	20,917	420,574
Maple Leaf Foods, Inc.	100,875	2,616,288
Methanex Corp.	25,514	1,243,362
National Bank of Canada	17,259	837,595
Norbord, Inc.	16,002	576,768
Quebecor, Inc., Class B	55,710	2,102,130
Sun Life Financial, Inc.	69,358	2,701,523
Teck Resources Ltd., Class B	124,103	2,535,734
TELUS Corp.	14,797	535,859
Thomson Reuters Corp.	45,272	2,116,737

		19,971,208
China
FIH Mobile Ltd.	506,000	158,836

Finland
Valmet OYJ	170,453	3,304,825

France
Klepierre	1,729	68,801
Societe Television Francaise 1	315,113	4,480,120

		4,548,921

	Shares	Value
Germany
Aareal Bank AG	17,088	$710,469
Aurubis AG	59,161	4,848,024
Deutsche Lufthansa AG, Registered Shares	106,468	3,420,582
E.ON SE	601,398	7,123,213
Hochtief AG	65,886	11,638,334
Rheinmetall AG	6,102	724,719
Siltronic AG	18,442	2,752,420
Suedzucker AG	256,521	5,083,440
TUI AG	244,072	4,408,213
Wacker Chemie AG	13,487	2,106,392

		42,815,806
Hong Kong
Champion REIT	1,042,000	752,001
Hang Lung Properties Ltd.	1,160,000	2,663,670
Kerry Properties Ltd.	891,500	4,012,008
Sun Hung Kai Properties Ltd.	297,000	4,858,730
Texwinca Holdings Ltd.	1,080,000	652,144
WH Group Ltd.	484,000	490,467

		13,429,020
Ireland
DCC PLC	400	37,878

Italy
Assicurazioni Generali SpA	9,993	181,815

Japan
Amada Holdings Co. Ltd.	14,300	177,691
Canon, Inc.	3,900	146,511
Casio Computer Co. Ltd.	1,200	17,707
Dai Nippon Printing Co. Ltd.	91,400	2,190,853
Daicel Corp.	7,600	94,890
Denka Co. Ltd.	10,500	350,808
Fujitsu Ltd.	58,000	451,964
Glory Ltd.	82,100	3,070,383
GungHo Online Entertainment, Inc.	47,000	126,479
Hitachi Chemical Co. Ltd.	7,200	205,313
Hitachi Kokusai Electric, Inc.	3,500	96,953
Hitachi Ltd.	65,000	517,616
Hokuhoku Financial Group, Inc.	3,200	52,745
Hokuriku Electric Power Co.	14,100	124,587
Iida Group Holdings Co. Ltd.	144,300	2,768,150
J. Front Retailing Co. Ltd.	17,900	265,671
Japan Prime Realty Investment Corp.	97	311,801
JSR Corp.	35,300	684,285
JTEKT Corp.	195,300	3,236,019
Kakaku.com, Inc.	11,400	156,533
Kobe Steel Ltd.	19,700	166,323
Lion Corp.	23,800	457,971
Matsui Securities Co Ltd.	2,300	19,340
Miraca Holdings, Inc.	8,800	409,437
Mitsubishi Logistics Corp.	72,500	1,877,790

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Japan (continued)
Mitsui Chemicals, Inc.	12,400	$382,364
Mitsui Engineering & Shipbuilding Co. Ltd.	4,400	57,566
MS&AD Insurance Group Holdings, Inc.	5,700	193,641
Nagase & Co. Ltd.	40,300	684,531
Nippon Kayaku Co. Ltd.	169,000	2,683,148
Nippon Steel & Sumitomo Metal Corp.	1,800	43,155
Nippon Telegraph & Telephone Corp.	53,600	2,591,426
Nishimatsu Construction Co. Ltd.	12,400	374,358
Nissan Chemical Industries Ltd.	47,000	1,753,073
Nissan Motor Co. Ltd.	34,200	332,607
NSK Ltd.	27,700	398,836
NTT DOCOMO, Inc.	188,700	4,570,076
Pola Orbis Holdings, Inc.	25,100	800,049
Secom Co. Ltd.	27,700	2,109,135
Shikoku Electric Power Co., Inc.	15,400	201,509
Sumitomo Dainippon Pharma Co. Ltd.	22,300	318,271
Sumitomo Electric Industries Ltd.	47,700	812,107
Sumitomo Mitsui Financial Group, Inc.	199,500	7,992,511
Teijin Ltd.	69,600	1,473,100
Toho Gas Co. Ltd.	4,800	134,200
Tokai Carbon Co., Ltd.	54,200	541,611
Tokai Rika Co. Ltd.	7,800	164,174
Tokyo Electron Ltd.	17,300	3,046,177
Tokyo Gas Co. Ltd.	3,400	84,814
Toppan Forms Co. Ltd.	32,600	337,338
Toyo Seikan Group Holdings Ltd.	18,400	325,457
Toyoda Gosei Co. Ltd.	10,100	246,964
Ulvac, Inc.	1,400	99,181
West Japan Railway Co.	10,700	754,520
Zeon Corp.	19,100	254,291

		51,738,010
Netherlands
BE Semiconductor Industries NV	63,940	5,024,520
Koninklijke DSM NV	9,891	843,849

		5,868,369
Norway
Norsk Hydro ASA	247,602	1,916,003
TGS Nopec Geophysical Co. ASA	1,642	37,722

		1,953,725
Spain
Mediaset Espana Comunicacion SA	365,888	3,976,771

Sweden
Boliden AB	8,698	304,340

	Shares	Value
Sweeden (continued)
JM AB	37,025	$976,920
Svenska Cellulosa AB SCA, B Shares	5,479	51,423

		1,332,683
Switzerland
Bucher Industries AG	1,085	424,520
Georg Fischer AG, Registered Shares	16	19,704
Helvetia Holding AG	91	48,911
Logitech International SA, Registered Shares	146,493	5,238,486
STMicroelectronics NV	222,472	5,237,276
Temenos Group AG	3,574	412,686

		11,381,583
United Kingdom
Anglo American PLC	18,459	348,190
Associated British Foods PLC	135,316	5,988,973
Auto Trader Group PLC	45,111	205,132
Babcock International Group PLC	7,642	82,399
Bodycote PLC	23,191	288,445
Close Brothers Group PLC	96,346	1,776,929
Compass Group PLC	1,186	26,036
Dialog Semiconductor PLC	10,862	542,678
Drax Group PLC	9,468	34,929
DS Smith PLC	32,964	227,975
Electrocomponents PLC	337,094	3,109,024
Evraz PLC	4,877	18,690
Fevertree Drinks PLC	15,073	424,605
Howden Joinery Group PLC	87,482	476,419
Inchcape PLC	494,043	5,128,093
Jupiter Fund Management PLC	250,947	1,980,091
Legal & General Group PLC	284,964	1,010,358
Moneysupermarket.com Group PLC	22,898	98,807
NEX Group PLC	6,462	54,380
Persimmon PLC	3,323	123,663
Rio Tinto PLC	1,100	51,985
Royal Mail PLC	818,449	4,069,812
Schroders PLC	54,531	2,530,063
Smiths Group PLC	13,245	276,367
Taylor Wimpey PLC	1,137,182	3,013,619
Thomas Cook Group PLC	4,196,904	6,677,524
Travis Perkins PLC	10,000	201,877
WM Morrison Supermarkets PLC	98,007	291,835
WPP PLC	7,153	126,457

		39,185,355

30	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
United States
Sims Metal Management, Ltd.	37,894	$384,174

Total Reference Entity — Long		219,017,086

Reference Entity — Short

Australia
Boral, Ltd.	(316,192)	(1,735,043)
Independence Group NL	(1,562,463)	(4,800,925)
OceanaGold Corp.	(117,553)	(315,263)
Qube Holdings Ltd.	(117,620)	(231,755)
Vocus Communications Ltd.	(610,941)	(1,349,479)

		(8,432,465)
Austria
Ams AG	(50,727)	(4,628,117)

Canada
Bombardier, Inc.	(205,561)	(434,985)
Cenovus Energy, Inc.	(17,269)	(167,585)
Centerra Gold, Inc.	(155,288)	(1,054,427)
Cott Corp.	(223,680)	(3,353,201)
First Quantum Minerals Ltd.	(33,435)	(373,971)
Ivanhoe Mines Ltd., Class A	(255,321)	(924,225)
Pretium Resources, Inc.	(101,967)	(1,147,627)
Ritchie Bros Auctioneers, Inc.	(7,862)	(220,479)
Torex Gold Resources, Inc.	(15,913)	(219,429)

		(7,895,929)
Denmark
AP Moeller — Maersk A/S	(2,093)	(3,879,426)
Coloplast A/S	(13,057)	(1,149,240)
DONG Energy A/S	(156,791)	(8,786,057)
Jyske Bank A/S	(24,566)	(1,388,169)
Novozymes A/S, — B Shares	(26,706)	(1,475,572)

		(16,678,464)
France
Accor SA	(171,972)	(8,579,309)
Air Liquide SA	(82,383)	(10,489,321)
Airbus Group SE	(761)	(78,086)
Bollore SA	(444,802)	(2,148,653)
Bureau Veritas SA	(196,477)	(5,261,310)
Dassault Systemes	(27,868)	(2,958,360)
Electricite de France SA	(82,564)	(1,080,579)
Orpea	(660)	(79,070)
Rubis SCA	(356)	(22,336)
Societe BIC SA	(2,924)	(308,743)
Suez Environnement Co.	(69,660)	(1,225,072)

	Shares	Value
France (continued)
Technicolor SA	(380,161)	$(1,347,133)

		(33,577,972)
Germany
Bayerische Motoren Werke AG	(5,542)	(486,265)
Deutsche Bank AG	(442,211)	(7,247,474)
GEA Group AG	(193,610)	(9,352,815)
KION Group AG	(12,837)	(1,028,594)
Porsche Automobil Holding SE	(3,433)	(251,207)
Sartorius AG	(1,237)	(115,502)
SGL Carbon SE	(1,135)	(17,896)
Symrise AG	(120,209)	(9,367,460)
Volkswagen AG	(9,523)	(1,743,687)
Volkswagen AG	(2,359)	(440,533)
Zalando SE	(20,908)	(1,052,529)

		(31,103,962)
Hong Kong
Cathay Pacific Airways Ltd.	(397,000)	(679,114)

Ireland
Greencore Group PLC	(601,332)	(1,539,557)

Isle of Man
GVC Holdings PLC	(98,908)	(1,231,511)

Italy
Davide Campari-Milano SpA	(44,550)	(356,685)
UniCredit SpA	(32,085)	(613,148)
Yoox SpA	(238,071)	(8,892,803)

		(9,862,636)
Japan
Acom Co. Ltd.	(217,200)	(902,958)
Aiful Corp.	(12,400)	(43,250)
Hoshizaki Corp.	(6,900)	(652,969)
Japan Lifeline Co., Ltd.	(6,170)	(295,978)
Kansai Paint Co. Ltd.	(140,100)	(3,600,978)
Koito Manufacturing Co. Ltd.	(31,300)	(2,098,792)
Kyudenko Corp.	(3,100)	(136,870)
McDonald’s Holdings Co. Japan Ltd.	(87,500)	(3,756,589)
Nippon Paint Co. Ltd.	(80,100)	(2,825,818)
Recruit Holdings Co. Ltd.	(126,700)	(3,106,382)
Shimano, Inc.	(31,300)	(4,283,129)
Sysmex Corp.	(16,100)	(1,101,876)
Toshiba Corp.	(293,000)	(847,778)

		(23,653,367)
Luxembourg
Eurofins Scientific SE	(1,089)	(681,219)
Grand City Properties SA	(14,732)	(317,098)
SES SA	(41,140)	(669,089)

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

	Shares	Value
Luxembourg (continued)
Tenaris SA	(245,232)	$(3,347,730)

		(5,015,136)
Macau
MGM China Holdings, Ltd.	(102,800)	(231,859)

Netherlands
Koninklijke Boskalis Westminster NV	(17,515)	(626,052)

Portugal
EDP — Energias de Portugal SA	(412,997)	(1,472,789)

Singapore
City Developments, Ltd.	(82,400)	(782,530)
Sembcorp Industries Ltd.	(1,052,400)	(2,548,848)
Sembcorp Marine, Ltd.	(172,397)	(244,415)
Singapore Post Ltd.	(3,700,100)	(3,488,033)

		(7,063,826)
South Africa
Mediclinic International PLC	(181,676)	(1,404,278)

Spain
Banco Bilbao Vizcaya Argentaria SA	(13,718)	(119,947)
Banco de Sabadell SA	(1,016,741)	(2,035,722)
CaixaBank SA	(360,802)	(1,687,963)
Cellnex Telecom SAU	(12,138)	(301,279)
Merlin Properties Socimi SA	(48,714)	(643,215)

		(4,788,126)

	Shares	Value
Sweden
Getinge AB, — B Shares	(9,681)	$(190,541)
Hexagon AB, — B Shares	(50,719)	(2,600,605)
Nibe Industrier AB, — B Shares	(136,923)	(1,369,180)

		(4,160,326)
Switzerland
Credit Suisse Group AG	(241,289)	(3,802,414)
Swatch Group AG	(9,857)	(742,972)
Vifor Pharma AG	(2,331)	(299,799)

		(4,845,185)
United Kingdom
Balfour Beatty PLC	(367,894)	(1,338,352)
Cobham PLC	(5,268,158)	(9,725,693)
ConvaTec Group PLC	(617,653)	(1,607,015)
CYBG PLC	(180,859)	(753,155)
Daily Mail & General Trust PLC	(640,496)	(5,899,426)
Fiat Chrysler Automobiles NV	(126,699)	(2,190,784)
Informa PLC	(447,978)	(4,146,561)
John Wood Group PLC	(140,156)	(1,325,285)
Melrose Industries PLC	(1,089,209)	(3,181,416)
Rolls-Royce Holdings PLC	(368,192)	(486)
Royal Bank of Scotland Group PLC	(292,924)	(1,100,385)
RPC Group PLC	(120,041)	(1,502,255)
Segro PLC	(49,711)	(358,865)
Sirius Minerals PLC	(424,979)	(151,265)

		(33,280,943)

Total Reference Entity — Short		(202,171,614)

Net Value of Reference Entity — UBS AG		$16,845,472

32	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Schedule of Investments (continued)	BlackRock Global Long/Short Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Preferred Securities	—	—	$5,410,044	$5,410,044
Short-Term Securities	$663,117,173	—	—	663,117,173
Options Purchased:
Equity Contracts	—	$1,705,247	—	1,705,247

Total	$663,117,173	$1,705,247	$5,410,044	$670,232,464

Derivative Financial Instruments (a)
Assets:
Equity contracts	$1,376,100	$27,974,339	—	$29,350,439
Liabilities:
Equity contracts	(1,791,568)	(2,156,394)	—	(3,947,962)

Total	$(415,468)	$25,817,945	—	$25,402,477

(a)	Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the period ended October 31, 2017, there were no transfers between levels.

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (concluded)	BlackRock Global Long/Short Equity Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening balance, as of July 31, 2017	$6,541,931
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(1,131,887)
Purchases	—
Sales	—

Closing Balance, as of October 31, 2017	$5,410,044

Net change in unrealized appreciation (depreciation) on investments still held at October 31, 2017(a)	$(1,131,887)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at October 31, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

34	2017 BLACKROCK QUARTERLY REPORT TO SHAREHOLDERS

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date:	December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date:	December 21, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date:	December 21, 2017